Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
March 31, 2025
VTMI-NPRT1-0525
1.9887334.106
Common Stocks - 97.1%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,142	35,964
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	4,961	295,180
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,377	38,869
Liberty Global Ltd Class C (b)	3,325	39,801

TOTAL BELGIUM		78,670
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,242	8,160
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,102	264,480
TOTAL BERMUDA		272,640
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	499	19,097
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	3,875	388,663
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	3,427	26,045
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	827	6,243
TOTAL CANADA		440,048
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	3,323	6,762
NXP Semiconductors NV	5,338	1,014,541

TOTAL CHINA		1,021,303
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,189	15,374
Paper & Forest Products - 0.0%
Mercer International Inc	886	5,449
TOTAL GERMANY		20,823
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	9,535	21,740
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	744	7,284
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	777	9,615
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	327	14,790
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	13,120	4,093,965
TOTAL IRELAND		4,125,654
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	2,040	29,366
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	2,672	67,147
KOREA (SOUTH) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	314	941
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	826	31,041
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	880	9,328
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	322	4,389
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	3,475	21,579
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,647	69,913
Ofg Bancorp (c)	1,076	43,062
Popular Inc	1,489	137,539
		250,514
Financial Services - 0.0%
EVERTEC Inc	1,290	47,433
TOTAL FINANCIALS		297,947

TOTAL PUERTO RICO		319,526
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	2,422	602
Scilex Holding Co (b)(c)(d)	881	174
		776
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,106	36,476
TOTAL SINGAPORE		37,252
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,514	133,914
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	1,929	33,352
TOTAL SWEDEN		167,266
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	1,329	64,177
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	2,506	20,975
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	1,768	60,165
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	6,299	890,175
TOTAL SWITZERLAND		1,035,492
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	755	149,120
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	664	4,104
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	9,006	285,400
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	563	6,677
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	9,029	335,156
TOTAL UNITED KINGDOM		631,337
UNITED STATES - 96.4%
Communication Services - 8.3%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	388	14,201
AST SpaceMobile Inc Class A (b)(c)	3,436	78,135
AT&T Inc	150,645	4,260,241
Atn International Inc	209	4,244
Bandwidth Inc Class A (b)	574	7,519
Cogent Communications Holdings Inc	892	54,689
Frontier Communications Parent Inc (b)	4,611	165,350
Globalstar Inc (b)	1,029	21,465
IDT Corp Class B	413	21,191
Iridium Communications Inc	2,337	63,847
Lumen Technologies Inc (b)	21,111	82,755
Shenandoah Telecommunications Co	992	12,469
Verizon Communications Inc	88,335	4,006,876
		8,792,982
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)	7,727	22,176
Atlanta Braves Holdings Inc Class A (b)(c)	224	9,827
Atlanta Braves Holdings Inc Class C (b)	826	33,048
Cinemark Holdings Inc (c)	2,250	56,003
Electronic Arts Inc	5,024	726,068
Eventbrite Inc Class A (b)	1,601	3,378
Liberty Media Corp-Liberty Formula One Class A (b)	558	45,460
Liberty Media Corp-Liberty Formula One Class C (b)	4,639	417,557
Liberty Media Corp-Liberty Live Class A (b)	532	35,772
Liberty Media Corp-Liberty Live Class C (b)	842	57,374
Lions Gate Entertainment Corp Class A (b)(c)	1,866	16,514
Lions Gate Entertainment Corp Class B (b)	1,713	13,567
Live Nation Entertainment Inc (b)	3,286	429,086
Madison Square Garden Entertainment Corp Class A (b)	855	27,993
Madison Square Garden Sports Corp Class A (b)	345	67,178
Marcus Corp/The	533	8,896
Netflix Inc (b)	8,976	8,370,389
Playtika Holding Corp	1,012	5,232
ROBLOX Corp Class A (b)	11,244	655,413
Roku Inc Class A (b)	2,665	187,723
Skillz Inc Class A (b)	209	940
Sphere Entertainment Co Class A (b)(c)	560	18,323
Take-Two Interactive Software Inc (b)	3,438	712,526
TKO Group Holdings Inc Class A	1,410	215,462
Vivid Seats Inc Class A (b)(c)	1,854	5,488
Walt Disney Co/The	38,007	3,751,291
Warner Bros Discovery Inc (b)	47,077	505,136
Warner Music Group Corp Class A	2,969	93,078
		16,490,898
Interactive Media & Services - 5.3%
Alphabet Inc Class A	122,892	19,004,019
Alphabet Inc Class C	99,749	15,583,786
Angi Inc Class A (b)(c)	127	1,956
Bumble Inc Class A (b)(c)	1,691	7,339
Cargurus Inc Class A (b)	1,850	53,891
Cars.com Inc (b)	1,225	13,806
EverQuote Inc Class A (b)	519	13,593
fuboTV Inc (b)(c)	6,851	20,005
IAC Inc Class A (b)	1,463	67,210
Match Group Inc	5,238	163,426
MediaAlpha Inc Class A (b)	632	5,840
Meta Platforms Inc Class A	45,780	26,385,761
Nextdoor Holdings Inc Class A (b)	4,276	6,542
Pinterest Inc Class A (b)	12,516	387,996
QuinStreet Inc (b)	1,174	20,944
Rumble Inc Class A (b)(c)	1,721	12,167
Shutterstock Inc	470	8,756
Snap Inc Class A (b)	22,213	193,475
TripAdvisor Inc Class A (b)	2,258	31,996
Vimeo Inc Class A (b)	3,100	16,306
Yelp Inc Class A (b)	1,357	50,250
Ziff Davis Inc (b)	874	32,845
ZipRecruiter Inc Class A (b)	1,546	9,106
ZoomInfo Technologies Inc (b)	5,565	55,650
		62,146,665
Media - 0.6%
Advantage Solutions Inc Class A (b)	1,085	1,638
Altice USA Inc Class A (b)	5,162	13,731
AMC Networks Inc Class A (b)	710	4,885
Boston Omaha Corp (b)(c)	451	6,576
Cable One Inc	96	25,514
Cardlytics Inc (b)(c)	930	1,693
Charter Communications Inc Class A (b)	2,036	750,327
Clear Channel Outdoor Holdings Inc (b)	7,052	7,828
Comcast Corp Class A	80,207	2,959,639
EchoStar Corp Class A (b)	2,545	65,101
Entravision Communications Corp Class A	1,613	3,387
EW Scripps Co/The Class A (b)	1,015	3,004
Fox Corp Class A	4,644	262,850
Fox Corp Class B	2,786	146,850
Gannett Co Inc (b)	2,354	6,803
Gray Media Inc	1,714	7,404
iHeartMedia Inc Class A (b)	2,343	3,866
Integral Ad Science Holding Corp (b)	1,485	11,969
Interpublic Group of Cos Inc/The	7,775	211,169
John Wiley & Sons Inc Class A	856	38,143
Liberty Broadband Corp Class A (b)	512	43,520
Liberty Broadband Corp Class C (b)	2,220	188,811
Magnite Inc (b)	2,679	30,567
National CineMedia Inc (c)	2,004	11,703
New York Times Co/The Class A	3,401	168,690
News Corp Class A	7,931	215,882
News Corp Class B (c)	2,389	72,554
Nexstar Media Group Inc	614	110,041
Omnicom Group Inc	4,129	342,335
Paramount Global Class A (c)	480	10,920
Paramount Global Class B (c)	11,860	141,846
PubMatic Inc Class A (b)	793	7,248
Scholastic Corp	491	9,270
Sinclair Inc Class A	781	12,441
Sirius XM Holdings Inc (c)	4,605	103,820
Stagwell Inc Class A (b)	2,122	12,838
TechTarget Inc/old	513	7,598
TEGNA Inc	3,580	65,228
Thryv Holdings Inc (b)	835	10,696
Trade Desk Inc (The) Class A (b)	9,462	517,761
WideOpenWest Inc (b)	805	3,985
		6,620,131
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	1,259	10,853
NII Holdings Inc (b)(c)(e)	363	0
Spok Holdings Inc	384	6,313
T-Mobile US Inc	10,235	2,729,777
Telephone and Data Systems Inc	2,016	78,100
United States Cellular Corp (b)	298	20,607
		2,845,650
TOTAL COMMUNICATION SERVICES		96,896,326

Consumer Discretionary - 10.0%
Automobile Components - 0.1%
Adient PLC (b)	1,758	22,608
American Axle & Manufacturing Holdings Inc (b)	2,302	9,369
BorgWarner Inc	4,591	131,532
Cooper-Standard Holdings Inc (b)	318	4,872
Dana Inc	2,642	35,218
Dorman Products Inc (b)	572	68,949
Fox Factory Holding Corp (b)	874	20,399
Gentex Corp	4,762	110,955
Gentherm Inc (b)	618	16,525
Goodyear Tire & Rubber Co/The (b)	5,792	53,518
Holley Inc Class A (b)	1,357	3,487
LCI Industries	590	51,584
Lear Corp	1,144	100,924
Luminar Technologies Inc Class A (b)(c)	521	2,808
Modine Manufacturing Co (b)	1,096	84,118
Patrick Industries Inc	693	58,600
Phinia Inc	857	36,363
QuantumScape Corp Class A (b)(c)	7,664	31,882
Solid Power Inc (b)(c)	3,164	3,322
Standard Motor Products Inc	409	10,196
Stoneridge Inc (b)	495	2,272
Visteon Corp (b)	575	44,632
XPEL Inc (b)(f)	471	13,838
		917,971
Automobiles - 1.5%
Ford Motor Co	82,492	827,395
General Motors Co	23,159	1,089,168
Harley-Davidson Inc (c)	2,356	59,489
Lucid Group Inc Class A (b)(c)	24,032	58,157
Rivian Automotive Inc Class A (b)(c)	15,192	189,140
Tesla Inc (b)	58,647	15,198,957
Thor Industries Inc (c)	1,118	84,756
Winnebago Industries Inc	584	20,124
		17,527,186
Broadline Retail - 3.3%
Amazon.com Inc (b)	196,515	37,388,944
ContextLogic Inc Class A (b)	533	3,720
Dillard's Inc Class A	60	21,488
eBay Inc	10,087	683,193
Etsy Inc (b)	2,365	111,581
Groupon Inc (b)(c)	516	9,685
Kohl's Corp (c)	2,245	18,364
Macy's Inc	5,720	71,843
Nordstrom Inc (c)	1,970	48,167
Ollie's Bargain Outlet Holdings Inc (b)	1,282	149,174
QVC Group Inc Class A (b)	6,915	1,390
		38,507,549
Distributors - 0.1%
A-Mark Precious Metals Inc	349	8,854
Genuine Parts Co	2,924	348,366
LKQ Corp	5,565	236,735
Pool Corp	806	256,590
		850,545
Diversified Consumer Services - 0.1%
ADT Inc	7,284	59,292
Adtalem Global Education Inc (b)	814	81,921
Bright Horizons Family Solutions Inc (b)	1,212	153,972
Carriage Services Inc	274	10,618
Chegg Inc (b)	1,911	1,222
Coursera Inc (b)	2,586	17,223
Duolingo Inc Class A (b)	801	248,743
European Wax Center Inc Class A (b)	725	2,864
Frontdoor Inc (b)	1,590	61,088
Graham Holdings Co Class B	72	69,182
Grand Canyon Education Inc (b)	603	104,331
H&R Block Inc (c)	2,862	157,152
Laureate Education Inc (b)	2,743	56,094
Mister Car Wash Inc (b)	1,898	14,975
Nerdy Inc Class A (b)(c)	1,972	2,800
Perdoceo Education Corp	1,268	31,928
Service Corp International/US	3,073	246,455
Strategic Education Inc	561	47,102
Stride Inc (b)	895	113,218
Udemy Inc (b)	1,798	13,952
Universal Technical Institute Inc (b)	866	22,239
WW International Inc (b)(c)	1,348	703
		1,517,074
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)(c)	1,178	11,686
Airbnb Inc Class A (b)	9,101	1,087,205
Aramark	5,485	189,342
BJ's Restaurants Inc (b)	478	16,376
Bloomin' Brands Inc	1,489	10,676
Booking Holdings Inc	695	3,201,802
Boyd Gaming Corp	1,392	91,635
Brinker International Inc (b)	923	137,573
Caesars Entertainment Inc (b)	4,441	111,025
Carnival Corp (b)	21,870	427,121
Cheesecake Factory Inc/The (c)	1,089	52,991
Chipotle Mexican Grill Inc (b)	28,641	1,438,065
Choice Hotels International Inc (c)	491	65,195
Churchill Downs Inc	1,571	174,491
Cracker Barrel Old Country Store Inc (c)	453	17,585
Darden Restaurants Inc	2,475	514,206
Dave & Buster's Entertainment Inc (b)(c)	616	10,823
Denny's Corp (b)(c)	976	3,581
Dine Brands Global Inc (c)	288	6,702
Domino's Pizza Inc	734	337,236
DoorDash Inc Class A (b)	7,034	1,285,604
DraftKings Inc Class A (b)	10,277	341,299
Dutch Bros Inc Class A (b)	2,367	146,139
El Pollo Loco Holdings Inc (b)	479	4,934
Everi Holdings Inc (b)	1,732	23,676
Expedia Group Inc Class A	2,583	434,202
First Watch Restaurant Group Inc (b)	838	13,953
Golden Entertainment Inc	442	11,664
Hilton Grand Vacations Inc (b)(c)	1,319	49,344
Hilton Worldwide Holdings Inc	5,117	1,164,373
Hyatt Hotels Corp Class A	884	108,290
Jack in the Box Inc (c)	399	10,849
Krispy Kreme Inc (c)	1,713	8,428
Kura Sushi USA Inc Class A (b)	123	6,298
Las Vegas Sands Corp	7,377	284,974
Life Time Group Holdings Inc (b)	1,478	44,636
Light & Wonder Inc Class A (b)	1,838	159,189
Lindblad Expeditions Holdings Inc (b)	712	6,600
Lucky Strike Entertainment Corp Class A (c)	539	5,261
Marriott International Inc/MD Class A1	4,843	1,153,603
Marriott Vacations Worldwide Corp	714	45,867
McDonald's Corp	15,040	4,698,045
MGM Resorts International (b)	4,724	140,019
Monarch Casino & Resort Inc	261	20,293
Norwegian Cruise Line Holdings Ltd (b)	9,148	173,446
Papa John's International Inc	670	27,524
Penn Entertainment Inc (b)	3,081	50,251
Planet Fitness Inc Class A (b)	1,750	169,068
Playa Hotels & Resorts NV (b)	1,899	25,314
PlayAGS Inc (b)	778	9,422
Portillo's Inc Class A (b)(c)	1,112	13,222
Potbelly Corp (b)	448	4,260
Rci Hospitality Holdings Inc	160	6,870
Red Robin Gourmet Burgers Inc (b)	296	1,053
Red Rock Resorts Inc Class A	1,056	45,799
Royal Caribbean Cruises Ltd	5,195	1,067,261
Rush Street Interactive Inc Class A (b)	1,698	18,203
Sabre Corp (b)	7,791	21,893
Shake Shack Inc Class A (b)	822	72,476
Six Flags Entertainment Corp	1,956	69,771
Starbucks Corp	23,813	2,335,817
Sweetgreen Inc Class A (b)	2,188	54,744
Target Hospitality Corp (b)	680	4,474
Texas Roadhouse Inc	1,388	231,282
Travel + Leisure Co	1,537	71,148
United Parks & Resorts Inc (b)(c)	588	26,730
Vail Resorts Inc	786	125,776
Viking Holdings Ltd	1,877	74,611
Wendy's Co/The	3,536	51,732
Wingstop Inc	609	137,378
Wyndham Hotels & Resorts Inc	1,615	146,174
Wynn Resorts Ltd	1,930	161,155
Xponential Fitness Inc Class A (b)(c)	511	4,256
Yum! Brands Inc	5,874	924,333
		24,198,299
Household Durables - 0.4%
Beazer Homes USA Inc (b)	646	13,172
Cavco Industries Inc (b)	167	86,778
Century Communities Inc	673	45,158
Champion Homes Inc (b)	1,134	107,458
Cricut Inc Class A	915	4,712
DR Horton Inc	6,156	782,612
Dream Finders Homes Inc Class A (b)(c)	545	12,295
Ethan Allen Interiors Inc	445	12,327
Garmin Ltd	3,218	698,724
Gopro Inc Class A (b)(c)	2,289	1,517
Green Brick Partners Inc (b)	629	36,677
Helen of Troy Ltd (b)	464	24,819
Hovnanian Enterprises Inc Class A (b)	93	9,738
Installed Building Products Inc (c)	485	83,158
iRobot Corp (b)(c)	668	1,804
KB Home	1,478	85,901
La-Z-Boy Inc	862	33,696
Landsea Homes Corp Class A (b)	361	2,318
Legacy Housing Corp (b)	230	5,801
Leggett & Platt Inc	2,797	22,124
Lennar Corp Class A	5,024	576,655
Lennar Corp Class B (c)	263	28,685
LGI Homes Inc (b)	420	27,917
Lovesac Co/The (b)	317	5,763
M/I Homes Inc (b)	575	65,654
Meritage Homes Corp	1,517	107,525
Mohawk Industries Inc (b)	1,095	125,027
Newell Brands Inc	8,569	53,128
NVR Inc (b)	65	470,885
PulteGroup Inc	4,345	446,666
Purple Innovation Inc Class A (b)	1,233	936
SharkNinja Inc (b)	1,372	114,439
Somnigroup International Inc	3,682	220,478
Sonos Inc (b)	3,001	32,021
Taylor Morrison Home Corp (b)	2,158	129,566
Toll Brothers Inc	2,154	227,441
TopBuild Corp (b)	629	191,814
Tri Pointe Homes Inc (b)	1,978	63,138
Whirlpool Corp	1,148	103,469
		5,061,996
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	563	38,656
AMMO Inc (b)	2,002	2,762
Brunswick Corp/DE	1,358	73,128
Clarus Corp	558	2,092
Funko Inc Class A (b)	750	5,145
Hasbro Inc	2,750	169,098
JAKKS Pacific Inc	199	4,909
Johnson Outdoors Inc Class A (c)	114	2,831
Malibu Boats Inc Class A (b)	404	12,395
MasterCraft Boat Holdings Inc (b)	301	5,183
Mattel Inc (b)	7,049	136,962
Peloton Interactive Inc Class A (b)(c)	7,450	47,084
Polaris Inc (c)	1,236	50,602
Smith & Wesson Brands Inc (c)	884	8,239
Sturm Ruger & Co Inc	326	12,809
Topgolf Callaway Brands Corp (b)(c)	2,875	18,946
YETI Holdings Inc (b)	1,749	57,892
		648,733
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	501	2,956
Abercrombie & Fitch Co Class A	1,067	81,487
Academy Sports & Outdoors Inc	1,443	65,815
Advance Auto Parts Inc	1,251	49,052
America's Car-Mart Inc/TX (b)	163	7,399
American Eagle Outfitters Inc	3,595	41,774
Arhaus Inc Class A	1,058	9,205
Arko Corp	1,353	5,344
Asbury Automotive Group Inc (b)	412	90,986
AutoNation Inc (b)	545	88,246
AutoZone Inc (b)	355	1,353,537
Bath & Body Works Inc	4,568	138,502
Best Buy Co Inc	4,139	304,672
Beyond Inc (b)	861	4,994
Boot Barn Holdings Inc (b)	627	67,359
Buckle Inc/The	606	23,222
Build-A-Bear Workshop Inc	243	9,032
Burlington Stores Inc (b)	1,334	317,932
Caleres Inc	708	12,199
Camping World Holdings Inc Class A	1,235	19,958
CarMax Inc (b)	3,300	257,136
Carvana Co Class A (b)	2,486	519,773
Chewy Inc Class A (b)	3,437	111,737
Children's Place Inc/The (b)(c)	511	4,466
Citi Trends Inc (b)	173	3,829
Designer Brands Inc Class A (c)	868	3,168
Destination XL Group Inc (b)	893	1,304
Dick's Sporting Goods Inc (c)	1,233	248,523
EVgo Inc Class A (b)	1,897	5,046
Five Below Inc (b)	1,133	84,890
Floor & Decor Holdings Inc Class A (b)	2,236	179,931
Foot Locker Inc (b)	1,664	23,462
GameStop Corp Class A (b)(c)	8,454	188,693
Gap Inc/The	4,659	96,022
Genesco Inc (b)	196	4,161
Group 1 Automotive Inc	272	103,890
GrowGeneration Corp (b)	943	1,018
Guess? Inc (c)	597	6,609
Haverty Furniture Cos Inc	283	5,581
Home Depot Inc/The	20,850	7,641,317
J Jill Inc (c)	150	2,930
Leslie's Inc (b)	3,885	2,857
Lithia Motors Inc Class A	554	162,621
Lowe's Cos Inc	11,917	2,779,402
MarineMax Inc (b)	425	9,138
Monro Inc	619	8,957
Murphy USA Inc	384	180,407
National Vision Holdings Inc (b)	1,612	20,601
O'Reilly Automotive Inc (b)	1,211	1,734,854
ODP Corp/The (b)	614	8,799
OneWater Marine Inc Class A (b)(c)	225	3,641
Penske Automotive Group Inc	394	56,728
Petco Health & Wellness Co Inc Class A (b)	1,766	5,386
PetMed Express Inc (b)	361	1,513
RealReal Inc/The (b)(c)	1,862	10,036
Revolve Group Inc Class A (b)	765	16,440
RH (b)	313	73,370
Ross Stores Inc	6,977	891,591
RumbleON Inc Class B (b)(c)	349	984
Sally Beauty Holdings Inc (b)	2,078	18,764
Shoe Carnival Inc (c)	387	8,510
Signet Jewelers Ltd	906	52,602
Sleep Number Corp (b)(c)	466	2,954
Sonic Automotive Inc Class A	297	16,917
Sportsman's Warehouse Holdings Inc (b)	582	579
Stitch Fix Inc Class A (b)	2,174	7,066
ThredUp Inc Class A (b)(c)	2,024	4,878
TJX Cos Inc/The	23,616	2,876,429
Tractor Supply Co	11,258	620,316
Ulta Beauty Inc (b)	998	365,807
Upbound Group Inc	991	23,744
Urban Outfitters Inc (b)	1,148	60,155
Valvoline Inc (b)	2,702	94,057
Victoria's Secret & Co (b)	1,621	30,118
Warby Parker Inc Class A (b)	1,906	34,746
Wayfair Inc Class A (b)(c)	2,086	66,815
Williams-Sonoma Inc	2,662	420,862
Winmark Corp	58	18,436
Zumiez Inc (b)	354	5,271
		22,883,508
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	2,489	49,108
Carter's Inc	746	30,511
Columbia Sportswear Co	663	50,182
Crocs Inc	1,219	129,458
Deckers Outdoor Corp (b)	3,199	357,680
Figs Inc Class A (b)(c)	2,560	11,750
G-III Apparel Group Ltd (b)	813	22,236
Hanesbrands Inc (b)	7,218	41,648
Kontoor Brands Inc	1,044	66,952
Levi Strauss & Co Class A	2,003	31,227
Lululemon Athletica Inc (b)	2,376	672,551
Movado Group Inc	359	6,002
NIKE Inc Class B	25,024	1,588,525
Oxford Industries Inc (c)	297	17,425
PVH Corp	1,174	75,887
Ralph Lauren Corp Class A	853	188,291
Skechers USA Inc Class A (b)	2,735	155,293
Steven Madden Ltd	1,534	40,866
Tapestry Inc	4,909	345,643
Under Armour Inc Class A (b)	5,390	33,688
Under Armour Inc Class C (b)	1,181	7,026
Vera Bradley Inc (b)(c)	413	929
VF Corp	6,889	106,917
Wolverine World Wide Inc (c)	1,613	22,437
		4,052,232
TOTAL CONSUMER DISCRETIONARY		116,165,093

Consumer Staples - 5.6%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (b)	179	42,752
Brown-Forman Corp Class B (c)	3,836	130,194
Celsius Holdings Inc (b)(c)	3,313	118,009
Coca-Cola Co/The	81,384	5,828,723
Coca-Cola Consolidated Inc	123	166,050
Constellation Brands Inc Class A	3,297	605,065
Keurig Dr Pepper Inc	23,674	810,124
MGP Ingredients Inc	278	8,168
Molson Coors Beverage Co Class B	3,652	222,297
Monster Beverage Corp (b)	14,735	862,292
National Beverage Corp	480	19,939
PepsiCo Inc	28,804	4,318,872
Vita Coco Co Inc/The (b)	815	24,980
		13,157,465
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	8,399	184,694
Andersons Inc/The	647	27,776
BJ's Wholesale Club Holdings Inc (b)	2,804	319,936
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	142	0
Casey's General Stores Inc	782	339,419
Chefs' Warehouse Inc/The (b)	705	38,394
Costco Wholesale Corp	9,298	8,793,862
Dollar General Corp	4,652	409,050
Dollar Tree Inc (b)	4,279	321,225
Grocery Outlet Holding Corp (b)	1,958	27,373
Ingles Markets Inc Class A	300	19,539
Kroger Co/The	13,994	947,254
Performance Food Group Co (b)	3,285	258,300
PriceSmart Inc	509	44,716
SpartanNash Co	684	13,858
Sprouts Farmers Market Inc (b)	2,107	321,612
Sysco Corp	10,321	774,488
Target Corp	9,684	1,010,622
United Natural Foods Inc (b)	1,205	33,005
US Foods Holding Corp (b)	4,894	320,361
Walgreens Boots Alliance Inc	14,947	166,958
Walmart Inc	91,087	7,996,528
Weis Markets Inc	333	25,658
		22,394,628
Food Products - 0.7%
Archer-Daniels-Midland Co	10,084	484,133
B&G Foods Inc (c)	1,564	10,745
Beyond Meat Inc (b)(c)	1,187	3,620
BRC Inc Class A (b)(c)	874	1,826
Bunge Global SA	2,976	227,426
Cal-Maine Foods Inc	837	76,083
Calavo Growers Inc	333	7,989
Conagra Brands Inc	10,140	270,434
Darling Ingredients Inc (b)	3,319	103,686
Flowers Foods Inc	4,046	76,914
Fresh Del Monte Produce Inc	687	21,180
Freshpet Inc (b)	1,010	84,002
General Mills Inc	11,697	699,364
Hain Celestial Group Inc (b)	1,854	7,694
Hershey Co/The	3,120	533,614
Hormel Foods Corp	6,049	187,156
Ingredion Inc	1,355	183,210
J & J Snack Foods Corp	337	44,390
JM Smucker Co	2,222	263,107
John B Sanfilippo & Son Inc	178	12,613
Kellanova	5,557	458,397
Kraft Heinz Co/The	18,684	568,554
Lamb Weston Holdings Inc	2,971	158,354
Lancaster Colony Corp	407	71,225
McCormick & Co Inc/MD	5,311	437,148
Mission Produce Inc (b)	930	9,746
Mondelez International Inc	28,104	1,906,856
Pilgrim's Pride Corp (c)	840	45,788
Post Holdings Inc (b)	989	115,080
Seaboard Corp	5	13,486
Seneca Foods Corp Class A (b)	90	8,014
Simply Good Foods Co/The (b)	1,886	65,048
The Campbell's Company	4,100	163,672
Tootsie Roll Industries Inc Class A	361	11,364
TreeHouse Foods Inc (b)	957	25,925
Tyson Foods Inc Class A	6,026	384,519
Utz Brands Inc Class A	1,522	21,430
Vital Farms Inc (b)(c)	638	19,440
Westrock Coffee Co (b)(c)	658	4,751
WK Kellogg Co (c)	1,343	26,766
		7,814,749
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	177	6,489
Central Garden & Pet Co Class A (b)	1,319	43,171
Church & Dwight Co Inc	5,137	565,532
Clorox Co/The	2,611	384,470
Colgate-Palmolive Co	17,105	1,602,739
Energizer Holdings Inc	1,354	40,511
Kimberly-Clark Corp	6,962	990,136
Procter & Gamble Co/The	49,400	8,418,748
Reynolds Consumer Products Inc	1,117	26,651
Spectrum Brands Holdings Inc	596	42,644
WD-40 Co	287	70,028
		12,191,119
Personal Care Products - 0.1%
Beauty Health Co/The Class A (b)	1,724	2,310
BellRing Brands Inc (b)	2,690	200,297
Coty Inc Class A (b)(c)	7,545	41,271
Edgewell Personal Care Co	987	30,804
elf Beauty Inc (b)(c)	1,178	73,967
Estee Lauder Cos Inc/The Class A	4,928	325,248
Herbalife Ltd (b)	2,105	18,166
Honest Co Inc/The (b)	1,422	6,683
Interparfums Inc	371	42,246
Kenvue Inc	40,302	966,443
Medifast Inc (b)	198	2,669
Nu Skin Enterprises Inc Class A	927	6,730
Olaplex Holdings Inc (b)	2,144	2,723
USANA Health Sciences Inc (b)	224	6,041
		1,725,598
Tobacco - 0.6%
Altria Group Inc	35,532	2,132,631
Philip Morris International Inc	32,648	5,182,217
Turning Point Brands Inc	364	21,636
Universal Corp/VA	500	28,025
		7,364,509
TOTAL CONSUMER STAPLES		64,648,068

Energy - 3.6%
Energy Equipment & Services - 0.3%
Archrock Inc	3,660	96,038
Aris Water Solutions Inc Class A	553	17,718
Atlas Energy Solutions Inc (c)	1,255	22,389
Baker Hughes Co Class A	20,771	912,886
Bristow Group Inc (b)	504	15,916
Cactus Inc Class A	1,377	63,108
ChampionX Corp	3,986	118,783
Core Laboratories Inc (c)	983	14,735
DMC Global Inc (b)	373	3,141
Expro Group Holdings NV (b)	2,143	21,301
Halliburton Co	18,690	474,165
Helix Energy Solutions Group Inc (b)	2,965	24,639
Helmerich & Payne Inc	2,089	54,565
Innovex International Inc (b)	728	13,075
KLX Energy Services Holdings Inc (b)(c)	265	928
Kodiak Gas Services Inc	797	29,728
Liberty Energy Inc Class A	3,447	54,566
Nabors Industries Ltd (b)	192	8,008
Noble Corp PLC	2,769	65,625
NOV Inc	8,217	125,063
NPK International Inc (b)	1,725	10,022
Oceaneering International Inc (b)	2,148	46,848
Oil States International Inc (b)	1,346	6,932
Patterson-UTI Energy Inc	7,482	61,502
ProPetro Holding Corp (b)	1,644	12,083
Ranger Energy Services Inc Class A	276	3,916
RPC Inc (c)	1,803	9,917
Schlumberger NV	29,728	1,242,631
SEACOR Marine Holdings Inc (b)	458	2,317
Select Water Solutions Inc Class A	1,959	20,570
Solaris Energy Infrastructure Inc Class A	709	15,428
TETRA Technologies Inc (b)	2,539	8,531
Tidewater Inc (b)	994	42,016
Transocean Ltd (b)(c)	16,028	50,809
Valaris Ltd (b)(c)	1,497	58,772
Weatherford International PLC	1,530	81,932
		3,810,603
Oil, Gas & Consumable Fuels - 3.3%
Aemetis Inc (b)(c)	1,020	1,775
Amplify Energy Corp (b)	709	2,652
Antero Midstream Corp	7,071	127,278
Antero Resources Corp (b)	6,207	251,011
APA Corp	7,714	162,148
Berry Corp	1,655	5,313
California Resources Corp	1,482	65,164
Centrus Energy Corp Class A (b)(c)	304	18,912
Cheniere Energy Inc	4,714	1,090,820
Chevron Corp	35,076	5,867,864
Chord Energy Corp	1,286	144,958
Civitas Resources Inc	1,960	68,384
Clean Energy Fuels Corp (b)	3,574	5,540
CNX Resources Corp (b)	3,150	99,162
Comstock Resources Inc (b)(c)	1,853	37,690
ConocoPhillips	27,161	2,852,448
Core Natural Resources Inc	569	43,870
Coterra Energy Inc	15,567	449,886
Crescent Energy Co Class A	3,576	40,194
CVR CHC LP (c)	678	13,153
Delek US Holdings Inc	1,299	19,576
Devon Energy Corp	13,929	520,945
Diamondback Energy Inc	3,936	629,288
Dorian LPG Ltd	771	17,224
DT Midstream Inc	2,025	195,372
EOG Resources Inc	11,797	1,512,847
EQT Corp	12,559	671,027
Evolution Petroleum Corp (c)	736	3,812
Excelerate Energy Inc Class A	323	9,264
Expand Energy Corp	4,414	491,366
Exxon Mobil Corp	92,229	10,968,796
FutureFuel Corp	509	1,985
Gevo Inc (b)(c)	4,584	5,317
Granite Ridge Resources Inc	1,111	6,755
Green Plains Inc (b)(c)	1,280	6,208
Gulfport Energy Corp (b)	258	47,508
Hallador Energy Co (b)	692	8,498
Hess Corp	5,811	928,191
HF Sinclair Corp	3,365	110,641
International Seaways Inc	879	29,183
Kinder Morgan Inc	40,574	1,157,576
Kinetik Holdings Inc Class A	772	40,098
Magnolia Oil & Gas Corp Class A (c)	4,027	101,722
Marathon Petroleum Corp	6,769	986,176
Matador Resources Co	2,425	123,893
Murphy Oil Corp	2,900	82,360
New Fortress Energy Inc Class A (c)	2,166	17,999
NextDecade Corp (b)	2,890	22,484
Northern Oil & Gas Inc	2,095	63,332
Occidental Petroleum Corp	14,250	703,380
ONEOK Inc	12,273	1,217,727
Ovintiv Inc	5,527	236,556
Par Pacific Holdings Inc (b)	1,145	16,328
PBF Energy Inc Class A	2,004	38,256
Peabody Energy Corp	2,533	34,322
Permian Resources Corp Class A	13,287	184,025
Phillips 66	8,698	1,074,029
Range Resources Corp	5,151	205,679
REX American Resources Corp (b)	334	12,548
Riley Exploration Permian Inc	188	5,484
Ring Energy Inc (b)	2,319	2,667
SandRidge Energy Inc	695	7,937
Sitio Royalties Corp Class A	1,871	37,177
SM Energy Co	2,401	71,910
Talos Energy Inc (b)	2,588	25,155
Targa Resources Corp	4,583	918,754
Texas Pacific Land Corp (c)	397	526,021
Uranium Energy Corp (b)(c)	8,470	40,487
VAALCO Energy Inc	2,189	8,231
Valero Energy Corp	6,670	880,907
Vital Energy Inc (b)(c)	563	11,947
Vitesse Energy Inc (c)	514	12,639
W&T Offshore Inc	1,749	2,711
Williams Cos Inc/The	25,611	1,530,513
World Kinect Corp	1,223	34,684
		37,967,739
TOTAL ENERGY		41,778,342

Financials - 14.7%
Banks - 3.7%
1st Source Corp	348	20,814
Amalgamated Financial Corp	419	12,046
Amerant Bancorp Inc Class A	763	15,748
Ameris Bancorp	1,426	82,095
Arrow Financial Corp	320	8,413
Associated Banc-Corp	3,535	79,644
Atlantic Union Bankshares Corp (c)	1,908	59,415
Axos Financial Inc (b)	1,116	72,004
Banc of California Inc	2,862	40,612
BancFirst Corp	454	49,881
Bancorp Inc/The (b)	990	52,312
Bank First Corp	186	18,738
Bank of America Corp	140,010	5,842,617
Bank of Hawaii Corp (c)	824	56,831
Bank OZK (c)	2,293	99,631
BankUnited Inc	1,527	52,590
Banner Corp	714	45,532
Berkshire Hills Bancorp Inc	855	22,307
BOK Financial Corp	461	48,013
Brookline Bancorp Inc	1,778	19,380
Byline Bancorp Inc	505	13,211
Cadence Bank	3,830	116,279
Camden National Corp	305	12,343
Capitol Federal Financial Inc	2,627	14,711
Cathay General Bancorp	1,620	69,709
Central Pacific Financial Corp	550	14,872
Citigroup Inc	39,709	2,818,942
Citizens Financial Group Inc	9,285	380,406
City Holding Co	299	35,124
Coastal Financial Corp/WA Class A (b)	230	20,794
Columbia Banking System Inc	4,391	109,512
Columbia Financial Inc (b)	524	7,860
Comerica Inc	2,752	162,533
Commerce Bancshares Inc/MO	2,561	159,371
Community Financial System Inc	1,185	67,379
Community Trust Bancorp Inc	327	16,468
Connectone Bancorp Inc	741	18,014
Cullen/Frost Bankers Inc	1,337	167,392
Customers Bancorp Inc (b)	590	29,618
CVB Financial Corp	2,718	50,174
Dime Community Bancshares Inc	815	22,722
Eagle Bancorp Inc	596	12,516
East West Bancorp Inc	2,936	263,535
Eastern Bankshares Inc	4,073	66,797
Enterprise Financial Services Corp	858	46,109
Equity Bancshares Inc Class A	276	10,874
Esquire Financial Holdings Inc	137	10,327
FB Financial Corp	728	33,750
Fifth Third Bancorp	14,122	553,582
First Bancorp/Southern Pines NC	841	33,758
First Busey Corp	1,093	23,609
First Citizens BancShares Inc/NC Class A	243	450,551
First Commonwealth Financial Corp	2,074	32,230
First Financial Bancorp	1,978	49,410
First Financial Bankshares Inc	2,728	97,990
First Financial Corp	216	10,580
First Foundation Inc	1,618	8,397
First Hawaiian Inc	2,635	64,399
First Horizon Corp	11,038	214,358
First Interstate BancSystem Inc Class A	1,833	52,515
First Merchants Corp	1,322	53,462
First Mid Bancshares Inc	408	14,239
First of Long Island Corp/The	506	6,248
Flagstar Financial Inc (c)	6,250	72,625
Flushing Financial Corp	550	6,985
FNB Corp/PA	7,575	101,884
Fulton Financial Corp	3,856	69,755
German American Bancorp Inc	609	22,838
Glacier Bancorp Inc	2,377	105,111
Great Southern Bancorp Inc	173	9,579
Hancock Whitney Corp	1,809	94,882
Harborone Northeast Bancorp Inc	823	8,535
Heritage Commerce Corp	1,220	11,614
Heritage Financial Corp Wash	692	16,836
Hilltop Holdings Inc	954	29,049
Hingham Institution For Savings The	39	9,274
Home BancShares Inc/AR	3,887	109,885
HomeStreet Inc (b)	395	4,636
Hope Bancorp Inc	2,448	25,631
Horizon Bancorp Inc/IN	876	13,210
Huntington Bancshares Inc/OH	30,512	457,985
Independent Bank Corp	965	60,457
Independent Bank Corp/MI	414	12,747
International Bancshares Corp	1,192	75,168
JPMorgan Chase & Co	59,083	14,493,060
Kearny Financial Corp/MD	1,217	7,618
KeyCorp	20,982	335,502
Lakeland Financial Corp	529	31,444
Live Oak Bancshares Inc	706	18,822
M&T Bank Corp	3,482	622,408
Mercantile Bank Corp	326	14,161
Metropolitan Bank Holding Corp (b)	194	10,862
Midland States Bancorp Inc	435	7,447
National Bank Holdings Corp Class A	821	31,420
Nbt Bancorp Inc	1,112	47,705
Nicolet Bankshares Inc	276	30,073
Northfield Bancorp Inc	769	8,390
Northwest Bancshares Inc	2,647	31,817
OceanFirst Financial Corp	1,211	20,599
Old National Bancorp/IN (c)	6,656	141,041
Old Second Bancorp Inc	906	15,076
Origin Bancorp Inc	607	21,045
Pacific Premier Bancorp Inc	2,003	42,704
Park National Corp	311	47,085
Pathward Financial Inc	503	36,694
Peapack-Gladstone Financial Corp	334	9,486
Peoples Bancorp Inc/OH	697	20,673
Pinnacle Financial Partners Inc	1,597	169,346
PNC Financial Services Group Inc/The	8,312	1,461,000
Preferred Bank/Los Angeles CA	257	21,501
Prosperity Bancshares Inc	1,993	142,240
Provident Financial Services Inc	3,087	53,004
QCR Holdings Inc	341	24,320
Regions Financial Corp	19,175	416,673
Renasant Corp (c)	1,507	51,133
S&T Bancorp Inc	781	28,936
Sabian Ltd	601	13,619
Seacoast Banking Corp of Florida	2,019	51,949
ServisFirst Bancshares Inc	1,109	91,603
Simmons First National Corp Class A	2,712	55,677
Southside Bancshares Inc	605	17,521
SouthState Corp	1,600	148,512
Stellar Bancorp Inc	975	26,969
Stock Yards Bancorp Inc (c)	562	38,812
Synovus Financial Corp	2,960	138,350
Texas Capital Bancshares Inc (b)	1,042	77,837
TFS Financial Corp	1,072	13,282
Tompkins Financial Corp	285	17,949
Towne Bank/Portsmouth VA	1,502	51,353
TriCo Bancshares	672	26,860
Triumph Financial Inc (b)	447	25,837
Truist Financial Corp	27,901	1,148,126
TrustCo Bank Corp NY	397	12,101
Trustmark Corp	1,266	43,664
UMB Financial Corp	934	94,427
United Bankshares Inc/WV	2,858	99,087
United Community Banks Inc/GA	2,643	74,348
Univest Financial Corp	594	16,846
US Bancorp	32,780	1,383,972
Valley National Bancorp	10,507	93,407
Veritex Holdings Inc	1,109	27,692
WaFd Inc	1,689	48,272
Washington Trust Bancorp Inc	359	11,079
Webster Financial Corp	3,569	183,982
Wells Fargo & Co	69,892	5,017,547
WesBanco Inc	1,379	42,694
Westamerica BanCorp	546	27,644
Western Alliance Bancorp	2,271	174,481
Wintrust Financial Corp	1,389	156,207
WSFS Financial Corp	1,257	65,201
Zions Bancorp NA	3,081	153,619
		42,517,790
Capital Markets - 3.3%
Acadian Asset Management Inc	548	14,171
Affiliated Managers Group Inc	657	110,396
Ameriprise Financial Inc	2,035	985,164
Ares Management Corp Class A	3,930	576,177
Artisan Partners Asset Management Inc Class A	1,513	59,158
B Riley Financial Inc (c)	321	1,242
Bank of New York Mellon Corp/The	15,238	1,278,011
BGC Group Inc Class A	7,573	69,444
Blackrock Inc	3,057	2,893,389
Blackstone Inc	15,172	2,120,742
Blue Owl Capital Inc Class A (c)	11,091	222,264
Bridge Investment Group Holdings Inc Class A	790	7,568
Carlyle Group Inc/The	4,394	191,534
Cboe Global Markets Inc	2,204	498,743
Charles Schwab Corp/The	31,389	2,457,131
CME Group Inc Class A	7,564	2,006,654
Cohen & Steers Inc (c)	546	43,817
Coinbase Global Inc Class A (b)	4,307	741,795
Diamond Hill Investment Group Inc	55	7,856
DigitalBridge Group Inc Class A	3,156	27,836
Donnelley Financial Solutions Inc (b)	545	23,822
Evercore Inc Class A	738	147,393
FactSet Research Systems Inc	801	364,167
Federated Hermes Inc Class B	1,657	67,556
Forge Global Holdings Inc Class A (b)	2,107	1,183
Franklin Resources Inc	6,501	125,144
GCM Grosvenor Inc Class A	936	12,383
Goldman Sachs Group Inc/The	6,587	3,598,412
Hamilton Lane Inc Class A	875	130,086
Houlihan Lokey Inc Class A	1,117	180,396
Interactive Brokers Group Inc Class A	2,296	380,195
Intercontinental Exchange Inc	12,052	2,078,970
Invesco Ltd	9,460	143,508
Janus Henderson Group PLC	2,669	96,484
Jefferies Financial Group Inc	3,381	181,120
KKR & Co Inc Class A	14,192	1,640,737
Lazard Inc Class A	2,447	105,955
LPL Financial Holdings Inc	1,571	513,937
MarketAxess Holdings Inc	785	169,835
Moelis & Co Class A	1,479	86,314
Moody's Corp	3,273	1,524,203
Morgan Stanley	26,037	3,037,737
Morningstar Inc	562	168,527
MSCI Inc	1,648	931,944
Nasdaq Inc	8,665	657,327
Northern Trust Corp	4,163	410,680
Open Lending Corp (b)	2,086	5,757
Oppenheimer Holdings Inc Class A	113	6,738
P10 Inc Class A	928	10,904
Perella Weinberg Partners Class A	1,164	21,418
Piper Sandler Cos	342	84,700
PJT Partners Inc Class A (c)	499	68,802
Raymond James Financial Inc	3,845	534,109
Robinhood Markets Inc Class A (b)	14,931	621,428
S&P Global Inc	6,660	3,383,946
SEI Investments Co	2,036	158,055
State Street Corp	6,162	551,684
StepStone Group Inc Class A	1,298	67,795
Stifel Financial Corp	2,175	205,016
StoneX Group Inc (b)	943	72,026
T Rowe Price Group Inc	4,693	431,146
TPG Inc Class A (c)	1,855	87,983
Tradeweb Markets Inc Class A	2,456	364,618
Victory Capital Holdings Inc Class A	941	54,456
Virtu Financial Inc Class A	1,649	62,860
Virtus Invt Partners Inc	135	23,269
WisdomTree Inc	2,392	21,337
		37,929,154
Consumer Finance - 0.6%
Ally Financial Inc	5,710	208,244
American Express Co	11,670	3,139,814
Bread Financial Holdings Inc	1,047	52,434
Capital One Financial Corp	8,018	1,437,627
Credit Acceptance Corp (b)(c)	130	67,126
Discover Financial Services	5,278	900,955
Encore Capital Group Inc (b)	471	16,146
Enova International Inc (b)	598	57,743
EZCORP Inc Class A (b)	1,109	16,324
FirstCash Holdings Inc	815	98,061
Green Dot Corp Class A (b)	1,064	8,979
LendingClub Corp (b)	2,408	24,851
Lendingtree Inc (b)	211	10,607
Moneylion Inc Class A (b)	130	11,246
Navient Corp (c)	1,612	20,360
Nelnet Inc Class A	356	39,491
NerdWallet Inc Class A (b)	721	6,524
OneMain Holdings Inc	2,492	121,809
PRA Group Inc (b)	776	16,001
PROG Holdings Inc	846	22,504
SLM Corp	4,450	130,697
SoFi Technologies Inc Class A (b)	22,903	266,362
Synchrony Financial	8,202	434,214
Upstart Holdings Inc (b)(c)	1,693	77,929
World Acceptance Corp (b)	65	8,225
		7,194,273
Financial Services - 4.6%
Affirm Holdings Inc Class A (b)	5,213	235,575
Apollo Global Management Inc	9,395	1,286,551
AvidXchange Holdings Inc (b)	3,853	32,673
Berkshire Hathaway Inc Class B (b)	38,468	20,487,288
Block Inc Class A (b)	11,793	640,714
Cannae Holdings Inc	1,127	20,658
Cantaloupe Inc (b)(c)	1,279	10,066
Cass Information Systems Inc	262	11,332
Corebridge Financial Inc	5,456	172,246
Corpay Inc (b)	1,471	512,967
Enact Holdings Inc	607	21,093
Equitable Holdings Inc	6,623	344,992
Essent Group Ltd	2,223	128,312
Euronet Worldwide Inc (b)	875	93,494
Federal Agricultural Mortgage Corp Class C	195	36,564
Fidelity National Information Services Inc	11,325	845,751
Fiserv Inc (b)	11,947	2,638,256
Flywire Corp (b)	2,258	21,451
Global Payments Inc	5,376	526,418
HA Sustainable Infrastructure Capital Inc	2,427	70,965
International Money Express Inc (b)	635	8,014
Jack Henry & Associates Inc	1,544	281,934
Jackson Financial Inc	1,542	129,189
Marqeta Inc Class A (b)	8,440	34,773
Mastercard Inc Class A	17,197	9,426,020
Merchants Bancorp/IN	565	20,905
MGIC Investment Corp	5,325	131,954
Mr Cooper Group Inc (b)	1,340	160,264
NCR Atleos Corp (b)	1,727	45,558
NewtekOne Inc	535	6,399
NMI Holdings Inc (b)	1,693	61,033
Paymentus Holdings Inc Class A (b)	419	10,936
Payoneer Global Inc (b)	5,298	38,728
PayPal Holdings Inc (b)	21,080	1,375,470
PennyMac Financial Services Inc	655	65,572
Radian Group Inc	3,296	108,999
Remitly Global Inc (b)	3,042	63,274
Repay Holdings Corp Class A (b)	1,464	8,154
Rocket Cos Inc Class A (c)	2,810	33,917
Sezzle Inc (b)	300	10,467
Shift4 Payments Inc Class A (b)(c)	1,431	116,927
Toast Inc Class A (b)	8,761	290,602
UWM Holdings Corp Class A	1,909	10,423
Visa Inc Class A	36,270	12,711,184
Voya Financial Inc	2,013	136,401
Walker & Dunlop Inc	753	64,276
Western Union Co/The	6,985	73,901
WEX Inc (b)(c)	829	130,170
		53,692,810
Insurance - 2.4%
AFLAC Inc	10,479	1,165,160
Allstate Corp/The	5,570	1,153,380
Ambac Financial Group Inc/Old (b)	1,000	8,750
American Coastal Insurance Corp	510	5,901
American Financial Group Inc/OH	1,511	198,455
American International Group Inc	13,106	1,139,436
Amerisafe Inc	396	20,810
Aon PLC	4,531	1,808,277
Arch Capital Group Ltd	7,875	757,418
Arthur J Gallagher & Co	5,246	1,811,129
Assurant Inc	1,070	224,433
Assured Guaranty Ltd	1,058	93,210
Axis Capital Holdings Ltd	1,593	159,682
Baldwin Insurance Group Inc/The Class A (b)	1,385	61,896
Bowhead Specialty Holdings Inc	165	6,707
Brighthouse Financial Inc (b)	1,271	73,705
Brown & Brown Inc	4,966	617,770
Chubb Ltd	7,859	2,373,339
Cincinnati Financial Corp	3,308	488,658
CNO Financial Group Inc	2,234	93,046
eHealth Inc (b)	559	3,733
Employers Holdings Inc	504	25,523
Enstar Group Ltd (b)	261	86,751
Erie Indemnity Co Class A	520	217,906
Everest Group Ltd	909	330,267
Fidelity National Financial Inc	5,514	358,851
First American Financial Corp	2,168	142,286
Genworth Financial Inc Class A (b)	8,732	61,910
Globe Life Inc	1,775	233,803
Goosehead Insurance Inc Class A (c)	502	59,266
Hanover Insurance Group Inc/The	759	132,028
Hartford Insurance Group Inc/The	6,077	751,907
HCI Group Inc	178	26,563
Hippo Holdings Inc (b)(c)	397	10,147
Horace Mann Educators Corp	831	35,509
James River Group Holdings Ltd	664	2,788
Kemper Corp	1,237	82,693
Kinsale Capital Group Inc	461	224,373
Lemonade Inc (b)(c)	1,111	34,919
Lincoln National Corp	3,575	128,378
Loews Corp	3,816	350,729
Markel Group Inc (b)	270	504,795
Marsh & McLennan Cos Inc	10,284	2,509,605
MBIA Inc (b)(c)	942	4,690
Mercury General Corp	533	29,795
MetLife Inc	12,216	980,823
Old Republic International Corp	4,854	190,374
Oscar Health Inc Class A (b)	4,074	53,410
Palomar Hldgs Inc (b)	544	74,572
Primerica Inc	709	201,732
Principal Financial Group Inc	4,444	374,940
ProAssurance Corp (b)	1,019	23,794
Progressive Corp/The	12,288	3,477,627
Prudential Financial Inc	7,484	835,813
Reinsurance Group of America Inc	1,393	274,282
RLI Corp	1,743	140,015
Root Inc/OH Class A (b)	164	21,884
Ryan Specialty Holdings Inc Class A (c)	2,213	163,474
Safety Insurance Group Inc	306	24,137
Selective Insurance Group Inc	1,280	117,171
Skyward Specialty Insurance Group Inc (b)	665	35,192
Stewart Information Services Corp	565	40,313
The Travelers Companies, Inc.	4,766	1,260,416
Tiptree Inc Class A	471	11,346
Trupanion Inc (b)(c)	682	25,418
TWFG Inc Class A (c)	258	7,975
United Fire Group Inc	414	12,196
Universal Insurance Holdings Inc	495	11,732
Unum Group	3,548	289,020
W R Berkley Corp	6,350	451,866
White Mountains Insurance Group Ltd	55	105,920
Willis Towers Watson PLC	2,116	715,102
		28,530,921
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (c)	18,370	175,985
Annaly Capital Management Inc	11,880	241,283
Apollo Commercial Real Estate Finance Inc	2,655	25,408
Arbor Realty Trust Inc (c)	4,041	47,482
Ares Commercial Real Estate Corp (c)	1,061	4,911
ARMOUR Residential REIT Inc (c)	1,167	19,956
Blackstone Mortgage Trust Inc Class A (c)	3,911	78,220
Brightspire Capital Inc Class A	2,749	15,284
Chimera Investment Corp	1,648	21,144
Claros Mortgage Trust Inc	2,333	8,702
Dynex Capital Inc	1,627	21,184
Ellington Financial Inc (c)	1,887	25,022
Franklin BSP Realty Trust Inc	1,713	21,824
Granite Point Mortgage Trust Inc	859	2,232
Invesco Mortgage Capital Inc (c)	1,288	10,162
Kkr Real Estate Finance Trust Inc	1,212	13,090
Ladder Capital Corp Class A	2,244	25,604
MFA Financial Inc	2,171	22,274
New York Mortgage Trust Inc	1,814	11,773
Orchid Island Capital Inc (c)	1,623	12,205
Pennymac Mortgage Investment Trust	1,795	26,297
Ready Capital Corp (c)	3,584	18,243
Redwood Trust Inc	2,694	16,353
Rithm Capital Corp	10,851	124,244
Starwood Property Trust Inc (c)	6,691	132,281
TPG RE Finance Trust Inc	1,280	10,432
Two Harbors Investment Corp	2,150	28,724
		1,160,319
TOTAL FINANCIALS		171,025,267

Health Care - 10.9%
Biotechnology - 2.2%
2seventy bio Inc (b)	884	4,367
4D Molecular Therapeutics Inc (b)(c)	767	2,477
89bio Inc (b)	2,096	15,238
AbbVie Inc	37,119	7,777,173
Absci Corp (b)(c)	1,604	4,026
ACADIA Pharmaceuticals Inc (b)	2,544	42,256
ACELYRIN Inc (b)(c)	1,403	3,465
Actinium Pharmaceuticals Inc (b)	607	977
Acumen Pharmaceuticals Inc (b)	497	546
Adicet Bio Inc (b)	1,160	876
ADMA Biologics Inc (b)	4,987	98,942
Adverum Biotechnologies Inc (b)(c)	334	1,460
Agenus Inc (b)(c)	349	524
Agios Pharmaceuticals Inc (b)	1,154	33,812
Akebia Therapeutics Inc (b)	4,200	8,064
Akero Therapeutics Inc (b)	1,294	52,381
Aldeyra Therapeutics Inc (b)	773	4,445
Alector Inc (b)	1,727	2,124
Alkermes PLC (b)	3,406	112,466
Allogene Therapeutics Inc (b)(c)	2,955	4,314
Alnylam Pharmaceuticals Inc (b)	2,724	735,534
Altimmune Inc (b)(c)	1,353	6,765
ALX Oncology Holdings Inc (b)(c)	481	299
Amgen Inc	11,307	3,522,696
Amicus Therapeutics Inc (b)	5,543	45,231
AnaptysBio Inc (b)(c)	381	7,083
Anavex Life Sciences Corp (b)(c)	1,787	15,332
Anika Therapeutics Inc (b)	292	4,389
Annexon Inc (b)	1,703	3,287
Apellis Pharmaceuticals Inc (b)	2,193	47,961
Apogee Therapeutics Inc (b)	642	23,985
Arbutus Biopharma Corp (b)	2,917	10,180
Arcellx Inc (b)	799	52,414
Arcturus Therapeutics Holdings Inc (b)(c)	522	5,528
Arcus Biosciences Inc (b)	1,129	8,863
Arcutis Biotherapeutics Inc (b)	2,141	33,485
Ardelyx Inc (b)	4,747	23,308
Arrowhead Pharmaceuticals Inc (b)	2,521	32,118
ARS Pharmaceuticals Inc (b)(c)	1,049	13,196
Astria Therapeutics Inc (b)	775	4,139
Aura Biosciences Inc (b)	817	4,788
Avidity Biosciences Inc (b)	2,468	72,855
Avita Medical Inc (b)(c)	476	3,875
Beam Therapeutics Inc (b)(c)	1,501	29,315
BioCryst Pharmaceuticals Inc (b)	4,156	31,170
Biogen Inc (b)	3,050	417,362
Biohaven Ltd (b)	1,730	41,589
BioMarin Pharmaceutical Inc (b)	3,982	281,488
Biomea Fusion Inc (b)(c)	542	1,154
Bluebird Bio Inc (b)	179	874
Blueprint Medicines Corp (b)	1,326	117,364
Bridgebio Pharma Inc (b)	3,075	106,303
C4 Therapeutics Inc (b)	1,011	1,618
Cabaletta Bio Inc (b)(c)	894	1,238
CareDx Inc (b)	1,101	19,543
Cargo Therapeutics Inc (b)(c)	713	2,902
Caribou Biosciences Inc (b)	1,579	1,442
Carisma Therapeutics Inc rights (b)(e)	1,904	0
Cartesian Therapeutics Inc rights (b)(e)	1,985	873
Catalyst Pharmaceuticals Inc (b)	2,303	55,848
Celcuity Inc (b)	536	5,419
Celldex Therapeutics Inc (b)	1,358	24,648
Cogent Biosciences Inc (b)	2,209	13,232
Coherus Biosciences Inc (b)(c)	2,789	2,251
Crinetics Pharmaceuticals Inc (b)	1,903	63,827
Cullinan Therapeutics Inc (b)	1,026	7,767
Cytokinetics Inc (b)(c)	2,608	104,816
Day One Biopharmaceuticals Inc (b)	2,050	16,257
Denali Therapeutics Inc (b)	2,553	34,708
Disc Medicine Inc (b)	415	20,601
Dynavax Technologies Corp (b)(c)	2,478	32,140
Dyne Therapeutics Inc (b)	1,596	16,694
Editas Medicine Inc (b)	1,669	1,936
Emergent BioSolutions Inc (b)(c)	1,170	5,686
Enanta Pharmaceuticals Inc (b)	414	2,285
Erasca Inc (b)(c)	4,223	5,786
Exact Sciences Corp (b)	3,854	166,840
Exelixis Inc (b)	5,952	219,748
Fate Therapeutics Inc (b)	1,898	1,500
Geron Corp (b)	10,612	16,873
Gilead Sciences Inc	26,209	2,936,718
Gossamer Bio Inc (b)	3,718	4,090
GRAIL Inc (c)	597	15,247
Halozyme Therapeutics Inc (b)	2,652	169,224
Heron Therapeutics Inc (b)(c)	2,984	6,565
Humacyte Inc Class A (b)(c)	2,082	3,550
Ideaya Biosciences Inc (b)	1,784	29,222
IGM Biosciences Inc (b)	353	405
ImmunityBio Inc (b)(c)	3,234	9,734
Immunovant Inc (b)	1,351	23,089
Incyte Corp (b)	3,337	202,055
Inhibrx Biosciences Inc	147	2,057
Inovio Pharmaceuticals Inc (b)(c)	476	776
Inozyme Pharma Inc (b)	862	784
Insmed Inc (b)	3,814	290,970
Intellia Therapeutics Inc (b)	2,150	15,287
Ionis Pharmaceuticals Inc (b)(c)	3,544	106,922
Iovance Biotherapeutics Inc (b)(c)	4,603	15,328
Ironwood Pharmaceuticals Inc Class A (b)	2,716	3,993
iTeos Therapeutics Inc (b)	534	3,188
Janux Therapeutics Inc (b)	665	17,955
KalVista Pharmaceuticals Inc (b)	814	9,394
Karyopharm Therapeutics Inc (b)(c)	210	785
Keros Therapeutics Inc (b)	1,262	12,860
Kiniksa Pharmaceuticals International Plc Class A (b)	756	16,791
Kodiak Sciences Inc (b)	733	2,056
Krystal Biotech Inc (b)	579	104,394
Kura Oncology Inc (b)	2,320	15,312
Kymera Therapeutics Inc (b)	1,137	31,120
Larimar Therapeutics Inc (b)	631	1,357
Lexeo Therapeutics Inc (b)	483	1,676
Lexicon Pharmaceuticals Inc (b)(c)	3,462	1,595
Lyell Immunopharma Inc (b)	3,060	1,646
MacroGenics Inc (b)	1,207	1,533
Madrigal Pharmaceuticals Inc (b)	356	117,918
MannKind Corp (b)	5,703	28,686
Mersana Therapeutics Inc (b)	1,724	592
MiMedx Group Inc (b)	2,421	18,400
Mineralys Therapeutics Inc (b)	435	6,908
Mirum Pharmaceuticals Inc (b)	830	37,392
Moderna Inc (b)	7,050	199,868
Myriad Genetics Inc (b)	1,813	16,081
Natera Inc (b)	2,787	394,110
Neurocrine Biosciences Inc (b)	2,110	233,366
Novavax Inc (b)(c)	3,318	21,268
Nurix Therapeutics Inc (b)(c)	1,347	16,002
Nuvalent Inc Class A (b)	779	55,247
Ocugen Inc (b)(c)	5,208	3,678
Olema Pharmaceuticals Inc (b)	743	2,794
OmniAb Operations Inc (b)(e)	93	200
OmniAb Operations Inc (b)(e)	93	176
Organogenesis Holdings Inc Class A (b)	1,355	5,854
ORIC Pharmaceuticals Inc (b)	935	5,217
PDL BioPharma Inc (b)(e)	644	0
PDS Biotechnology Corp (b)	610	726
Praxis Precision Medicines Inc (b)	355	13,444
Precigen Inc (b)(c)	2,875	4,284
Prime Medicine Inc (b)(c)	1,158	2,304
Protagonist Therapeutics Inc (b)	1,234	59,676
PTC Therapeutics Inc (b)	1,583	80,670
Puma Biotechnology Inc (b)	695	2,057
RAPT Therapeutics Inc (b)	527	642
Recursion Pharmaceuticals Inc Class A (b)(c)	5,878	31,095
Regeneron Pharmaceuticals Inc	2,221	1,408,625
REGENXBIO Inc (b)	865	6,185
Relay Therapeutics Inc (b)	2,493	6,532
Replimune Group Inc (b)(c)	1,230	11,993
Revolution Medicines Inc (b)	3,594	127,084
Rhythm Pharmaceuticals Inc (b)	1,082	57,314
Rigel Pharmaceuticals Inc (b)	346	6,225
Rocket Pharmaceuticals Inc (b)	1,745	11,639
Roivant Sciences Ltd (b)	9,116	91,980
Sage Therapeutics Inc (b)	1,150	9,143
Sana Biotechnology Inc (b)(c)	2,543	4,272
Sangamo Therapeutics Inc (b)(c)	4,205	2,758
Sarepta Therapeutics Inc (b)	1,995	127,321
Savara Inc (b)(c)	2,598	7,196
Scholar Rock Holding Corp (b)	1,513	48,643
SpringWorks Therapeutics Inc (b)	1,545	68,181
Stoke Therapeutics Inc (b)	781	5,194
Summit Therapeutics Inc (b)(c)	2,868	55,324
Sutro Biopharma Inc (b)	1,528	994
Syndax Pharmaceuticals Inc (b)	1,706	20,958
Tango Therapeutics Inc (b)	1,297	1,777
Tenaya Therapeutics Inc (b)(c)	898	511
TG Therapeutics Inc (b)	2,745	108,235
Travere Therapeutics Inc (b)	1,583	28,367
Twist Bioscience Corp (b)	1,210	47,505
Tyra Biosciences Inc (b)	387	3,599
Ultragenyx Pharmaceutical Inc (b)	1,957	70,863
United Therapeutics Corp (b)	949	292,548
Vanda Pharmaceuticals Inc (b)	3,046	13,981
Vaxcyte Inc (b)	2,396	90,473
Vera Therapeutics Inc Class A (b)	1,130	27,143
Veracyte Inc (b)	1,586	47,025
Vericel Corp (b)	1,021	45,557
Vertex Pharmaceuticals Inc (b)	5,418	2,626,755
Verve Therapeutics Inc (b)	1,359	6,211
Viking Therapeutics Inc (b)	2,291	55,328
Vir Biotechnology Inc (b)	1,934	12,532
Viridian Therapeutics Inc (b)	1,382	18,629
Voyager Therapeutics Inc (b)	903	3,052
X4 Pharmaceuticals Inc (b)(c)	2,954	698
Xencor Inc (b)	1,439	15,311
Y-mAbs Therapeutics Inc (b)	664	2,942
Zentalis Pharmaceuticals Inc (b)	1,048	1,666
		25,734,943
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	36,388	4,826,868
Align Technology Inc (b)	1,462	232,253
Alphatec Holdings Inc (b)	2,102	21,314
AngioDynamics Inc (b)	772	7,249
Artivion Inc (b)	958	23,548
AtriCure Inc (b)	981	31,647
Avanos Medical Inc (b)	955	13,685
Axogen Inc (b)	891	16,484
Baxter International Inc	10,627	363,762
Becton Dickinson & Co	6,053	1,386,500
Boston Scientific Corp (b)	30,822	3,109,323
Butterfly Network Inc Class A (b)(c)	3,406	7,766
Cerus Corp (b)	3,738	5,196
CONMED Corp	640	38,650
Cooper Cos Inc/The (b)	4,199	354,186
CVRx Inc (b)	310	3,791
DENTSPLY SIRONA Inc	4,079	60,940
Dexcom Inc (b)	8,217	561,139
Edwards Lifesciences Corp (b)	12,388	897,882
Embecta Corp	1,205	15,364
Enovis Corp (b)	1,319	50,399
Envista Holdings Corp (b)	3,624	62,550
GE HealthCare Technologies Inc	9,597	774,574
Glaukos Corp (b)	1,151	113,281
Globus Medical Inc Class A (b)	2,359	172,679
Haemonetics Corp (b)	1,036	65,838
Hologic Inc (b)	4,837	298,781
ICU Medical Inc (b)	504	69,985
IDEXX Laboratories Inc (b)	1,722	723,154
Inogen Inc (b)	498	3,551
Inspire Medical Systems Inc (b)	616	98,116
Insulet Corp (b)	1,474	387,087
Integer Holdings Corp (b)	689	81,309
Integra LifeSciences Holdings Corp (b)	1,352	29,730
Intuitive Surgical Inc (b)	7,475	3,702,143
iRadimed Corp	169	8,869
iRhythm Technologies Inc (b)	646	67,623
Lantheus Holdings Inc (b)	1,451	141,618
LeMaitre Vascular Inc	440	36,916
LivaNova PLC (b)	1,153	45,290
Masimo Corp (b)	926	154,272
Medtronic PLC	26,865	2,414,089
Merit Medical Systems Inc (b)	1,221	129,072
Neogen Corp (b)(c)	4,023	34,879
Nevro Corp (b)	770	4,497
Novocure Ltd (b)	2,039	36,335
Omnicell Inc (b)	941	32,897
OraSure Technologies Inc (b)	1,377	4,640
Orthofix Medical Inc (b)	796	12,983
OrthoPediatrics Corp (b)	338	8,325
Outset Medical Inc (b)	75	830
Paragon 28 Inc (b)(c)	808	10,552
Penumbra Inc (b)	798	213,393
PROCEPT BioRobotics Corp (b)	1,108	64,552
Pulmonx Corp (b)	833	5,606
QuidelOrtho Corp (b)	1,352	47,279
ResMed Inc	3,083	690,130
RxSight Inc (b)	719	18,155
Semler Scientific Inc (b)(c)	105	3,801
Senseonics Holdings Inc (b)(c)	12,868	8,443
SI-BONE Inc (b)	791	11,098
Sight Sciences Inc (b)	534	1,282
Solventum Corp (b)	2,877	218,767
STAAR Surgical Co (b)	1,019	17,965
STERIS PLC	2,074	470,072
Stryker Corp	7,187	2,675,361
Surmodics Inc (b)	281	8,579
Tactile Systems Technology Inc (b)	466	6,161
Tandem Diabetes Care Inc (b)	1,360	26,058
Teleflex Inc	972	134,321
TransMedics Group Inc (b)(c)	680	45,750
Treace Medical Concepts Inc (b)	927	7,778
UFP Technologies Inc (b)	152	30,660
Utah Medical Products Inc	67	3,755
Varex Imaging Corp (b)	856	9,930
Zimmer Biomet Holdings Inc	4,188	473,998
Zimvie Inc (b)	515	5,562
Zynex Inc (b)(c)	331	727
		26,953,594
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	1,916	58,093
Accolade Inc (b)	1,517	10,589
AdaptHealth Corp (b)	2,225	24,119
Addus HomeCare Corp (b)	381	37,677
agilon health Inc (b)	6,430	27,842
Alignment Healthcare Inc (b)	2,047	38,115
Amedisys Inc (b)	691	64,007
AMN Healthcare Services Inc (b)	800	19,568
Astrana Health Inc (b)	834	25,862
Brookdale Senior Living Inc (b)	4,121	25,797
Cardinal Health Inc	5,062	697,392
Castle Biosciences Inc (b)	569	11,391
Cencora Inc	3,663	1,018,644
Centene Corp (b)	10,630	645,347
Chemed Corp	312	191,980
Cigna Group/The	5,848	1,923,992
Clover Health Investments Corp Class A (b)	8,414	30,206
Community Health Systems Inc (b)	2,288	6,178
Concentra Group Holdings Parent Inc (c)	2,219	48,152
CorVel Corp (b)	578	64,719
Cross Country Healthcare Inc (b)	605	9,008
CVS Health Corp	26,448	1,791,852
DaVita Inc (b)	938	143,486
DocGo Inc Class A (b)(c)	1,936	5,111
Elevance Health Inc	4,873	2,119,560
Encompass Health Corp	2,137	216,435
Enhabit Inc (b)	1,033	9,080
Ensign Group Inc/The	1,183	153,080
Fulgent Genetics Inc (b)(c)	397	6,709
Guardant Health Inc (b)	2,583	110,036
HCA Healthcare Inc	3,833	1,324,493
HealthEquity Inc (b)	1,818	160,657
Henry Schein Inc (b)	2,598	177,937
Hims & Hers Health Inc Class A (b)	4,008	118,436
Humana Inc	2,534	670,496
Labcorp Holdings Inc	1,756	408,691
LifeStance Health Group Inc (b)	2,575	17,150
McKesson Corp	2,664	1,792,845
ModivCare Inc (b)(c)	237	312
Molina Healthcare Inc (b)	1,208	397,903
National HealthCare Corp	259	24,035
National Research Corp Class A	270	3,456
NeoGenomics Inc (b)	2,757	26,164
OPKO Health Inc (b)(c)	6,879	11,419
Option Care Health Inc (b)	3,565	124,597
Owens & Minor Inc (b)	1,520	13,726
Patterson Cos Inc	1,598	49,922
Pediatrix Medical Group Inc (b)	1,683	24,387
Pennant Group Inc/The (b)	703	17,680
Premier Inc Class A (c)	1,971	38,001
Privia Health Group Inc (b)	2,314	51,949
Progyny Inc (b)	1,514	33,823
Quest Diagnostics Inc	2,348	397,282
RadNet Inc (b)	1,340	66,625
Select Medical Holdings Corp	2,147	35,855
Surgery Partners Inc (b)	1,530	36,338
Talkspace Inc Class A (b)	2,987	7,647
Tenet Healthcare Corp (b)	2,014	270,883
UnitedHealth Group Inc	19,326	10,121,993
Universal Health Services Inc Class B	1,249	234,687
US Physical Therapy Inc	309	22,359
		26,215,775
Health Care Technology - 0.0%
American Well Corp (b)	209	1,646
Certara Inc (b)	2,261	22,384
Claritev Corp Class A (b)(c)	116	2,393
Definitive Healthcare Corp Class A (b)	1,083	3,130
Doximity Inc Class A (b)	2,672	155,056
Evolent Health Inc Class A (b)	2,250	21,308
GoodRx Holdings Inc Class A (b)	1,903	8,392
Health Catalyst Inc (b)	1,186	5,373
HealthStream Inc	481	15,479
OptimizeRx Corp (b)	382	3,308
Phreesia Inc (b)	1,103	28,193
Schrodinger Inc/United States (b)	1,157	22,839
Simulations Plus Inc	347	8,508
Teladoc Health Inc (b)	3,568	28,401
TruBridge Inc (b)	263	7,238
Veeva Systems Inc Class A (b)	3,155	730,793
Waystar Holding Corp (b)	940	35,118
		1,099,559
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	2,153	18,796
Adaptive Biotechnologies Corp (b)	2,271	16,874
Agilent Technologies Inc	6,042	706,793
Avantor Inc (b)	14,469	234,542
Azenta Inc (b)	932	32,284
Bio-Rad Laboratories Inc Class A (b)(c)	403	98,155
Bio-Techne Corp	3,313	194,241
BioLife Solutions Inc (b)	742	16,947
Bruker Corp	2,320	96,837
Charles River Laboratories International Inc (b)	1,068	160,755
Codexis Inc (b)	1,773	4,769
CryoPort Inc (b)(c)	974	5,922
Cytek Biosciences Inc (b)	2,223	8,914
Danaher Corp	13,500	2,767,501
Fortrea Holdings Inc (b)	1,934	14,602
Illumina Inc (b)	3,360	266,582
IQVIA Holdings Inc (b)	3,632	640,322
Lifecore Biomedical Inc (b)(c)	679	4,780
Maravai LifeSciences Holdings Inc Class A (b)	2,341	5,174
MaxCyte Inc (United States) (b)	2,235	6,102
Medpace Holdings Inc (b)	531	161,790
Mesa Laboratories Inc	116	13,765
Mettler-Toledo International Inc (b)	444	524,324
OmniAb Inc (b)(c)	1,941	4,658
Pacific Biosciences of California Inc (b)(c)	5,169	6,099
Quanterix Corp (b)	767	4,993
Repligen Corp (b)	1,085	138,055
Revvity Inc	2,598	274,868
Sotera Health Co (b)(c)	3,122	36,403
Standard BioTools Inc (b)	6,291	6,794
Thermo Fisher Scientific Inc	8,029	3,995,231
Waters Corp (b)	1,249	460,344
West Pharmaceutical Services Inc	1,528	342,089
		11,270,305
Pharmaceuticals - 3.1%
Alumis Inc (c)	290	1,781
Amneal Intermediate Inc Class A (b)	3,098	25,961
Amphastar Pharmaceuticals Inc (b)	759	22,003
Amylyx Pharmaceuticals Inc (b)	1,144	4,050
ANI Pharmaceuticals Inc (b)	425	28,454
Arvinas Inc (b)	1,341	9,414
Assertio Holdings Inc (b)	1,677	1,131
Atea Pharmaceuticals Inc (b)	1,669	4,990
Axsome Therapeutics Inc (b)	873	101,818
Bristol-Myers Squibb Co	42,601	2,598,235
Cassava Sciences Inc (b)(c)	875	1,313
Collegium Pharmaceutical Inc (b)	669	19,970
Corcept Therapeutics Inc (b)	1,956	223,414
CorMedix Inc (b)	1,278	7,872
Edgewise Therapeutics Inc (b)	1,195	26,290
Elanco Animal Health Inc (b)	10,683	112,172
Eli Lilly & Co	16,546	13,665,507
Enliven Therapeutics Inc (b)(c)	642	12,635
Esperion Therapeutics Inc (b)	3,439	4,952
Evolus Inc (b)	958	11,525
EyePoint Pharmaceuticals Inc (b)(c)	1,403	7,604
Fulcrum Therapeutics Inc (b)	990	2,851
Harmony Biosciences Holdings Inc (b)	782	25,955
Harrow Inc (b)	641	17,051
Innoviva Inc (b)	1,117	20,251
Intra-Cellular Therapies Inc (b)	2,087	275,317
Jazz Pharmaceuticals PLC (b)	1,264	156,926
Johnson & Johnson	50,532	8,380,227
Ligand Pharmaceuticals Inc (b)	387	40,689
Liquidia Corp (b)	966	14,249
Merck & Co Inc	53,133	4,769,218
Mind Medicine MindMed Inc (b)(c)	1,255	7,342
Nuvation Bio Inc Class A (b)	5,244	9,229
Ocular Therapeutix Inc (b)	2,666	19,542
Omeros Corp (b)(c)	1,200	9,864
Organon & Co	5,309	79,051
Pacira BioSciences Inc (b)	934	23,210
Perrigo Co PLC	2,909	81,568
Pfizer Inc	119,042	3,016,524
Phathom Pharmaceuticals Inc (b)(c)	918	5,756
Phibro Animal Health Corp Class A	438	9,356
Pliant Therapeutics Inc (b)	1,095	1,478
Prestige Consumer Healthcare Inc (b)	1,019	87,603
Rapport Therapeutics Inc (b)(c)	180	1,805
Royalty Pharma PLC Class A	8,088	251,779
scPharmaceuticals Inc (b)(c)	429	1,128
SIGA Technologies Inc	752	4,121
Supernus Pharmaceuticals Inc (b)	1,126	36,877
Tarsus Pharmaceuticals Inc (b)	710	36,473
Terns Pharmaceuticals Inc (b)	1,223	3,375
Theravance Biopharma Inc (b)	767	6,849
Ventyx Biosciences Inc (b)	1,314	1,511
Viatris Inc	25,352	220,816
WaVe Life Sciences Ltd (b)	2,422	19,570
Xeris Biopharma Holdings Inc (b)	3,239	17,782
Xeris Biopharma Holdings Inc rights (b)(e)	400	0
Zevra Therapeutics Inc (b)(c)	954	7,145
Zoetis Inc Class A	9,483	1,561,376
		36,114,955
TOTAL HEALTH CARE		127,389,131

Industrials - 9.3%
Aerospace & Defense - 2.0%
AAR Corp (b)	808	45,240
AeroVironment Inc (b)	576	68,653
AerSale Corp (b)	732	5,483
Archer Aviation Inc Class A (b)(c)	5,974	42,475
Astronics Corp (b)	612	14,792
Axon Enterprise Inc (b)	1,522	800,496
Boeing Co (b)	15,704	2,678,317
BWX Technologies Inc	1,901	187,534
Cadre Holdings Inc	513	15,190
Curtiss-Wright Corp	804	255,085
Ducommun Inc (b)	283	16,422
GE Aerospace	22,728	4,549,009
General Dynamics Corp	5,414	1,475,748
HEICO Corp	840	224,440
HEICO Corp Class A	1,570	331,223
Hexcel Corp	1,703	93,256
Howmet Aerospace Inc	8,527	1,106,208
Huntington Ingalls Industries Inc	817	166,701
Kratos Defense & Security Solutions Inc (b)	3,151	93,553
L3Harris Technologies Inc	3,993	835,775
Leonardo DRS Inc	1,522	50,043
Lockheed Martin Corp	4,429	1,978,479
Mercury Systems Inc (b)	1,052	45,331
Moog Inc Class A	600	104,010
National Presto Industries Inc	103	9,055
Northrop Grumman Corp	2,876	1,472,541
Rocket Lab USA Inc Class A (b)(c)	7,276	130,095
RTX Corp	27,918	3,698,018
Spirit AeroSystems Holdings Inc Class A (b)	2,408	82,980
Textron Inc	3,931	284,015
TransDigm Group Inc	1,181	1,633,665
Triumph Group Inc (b)	1,583	40,113
V2X Inc (b)	292	14,323
Virgin Galactic Holdings Inc Class A (b)(c)	530	1,606
Woodward Inc	1,268	231,397
		22,781,271
Air Freight & Logistics - 0.3%
Air Transport Services Group Inc (b)	1,020	22,889
CH Robinson Worldwide Inc	2,503	256,307
Expeditors International of Washington Inc	2,943	353,896
FedEx Corp	4,719	1,150,398
Forward Air Corp Class A (b)(c)	420	8,438
GXO Logistics Inc (b)	2,508	98,013
Hub Group Inc Class A	1,249	46,425
United Parcel Service Inc Class B	15,362	1,689,666
		3,626,032
Building Products - 0.6%
A O Smith Corp	2,475	161,766
AAON Inc	1,403	109,616
Advanced Drainage Systems Inc	1,470	159,716
Allegion plc	1,850	241,351
American Woodmark Corp (b)	311	18,296
Apogee Enterprises Inc	445	20,617
Armstrong World Industries Inc	912	128,483
AZEK Co Inc/The Class A (b)	3,024	147,843
AZZ Inc	618	51,671
Builders FirstSource Inc (b)	2,444	305,353
Carlisle Cos Inc	957	325,859
Carrier Global Corp	17,563	1,113,494
CSW Industrials Inc	350	102,032
Fortune Brands Innovations Inc	2,592	157,801
Gibraltar Industries Inc (b)	623	36,545
Griffon Corp	821	58,702
Hayward Holdings Inc (b)	3,229	44,948
Insteel Industries Inc	398	10,467
Janus International Group Inc (b)	2,860	20,592
JELD-WEN Holding Inc (b)	1,686	10,065
Johnson Controls International plc	14,036	1,124,424
Lennox International Inc	677	379,682
Masco Corp	4,620	321,275
Masterbrand Inc (b)	2,593	33,865
Owens Corning	1,825	260,647
Quanex Building Products Corp	994	18,478
Resideo Technologies Inc (b)	3,036	53,737
Simpson Manufacturing Co Inc	887	139,330
Tecnoglass Inc	452	32,341
Trane Technologies PLC	4,719	1,589,925
Trex Co Inc (b)	2,234	129,795
UFP Industries Inc	1,270	135,941
Zurn Elkay Water Solutions Corp	2,976	98,148
		7,542,805
Commercial Services & Supplies - 0.7%
ABM Industries Inc	1,323	62,657
ACCO Brands Corp	2,005	8,401
ACV Auctions Inc Class A (b)	3,520	49,597
Brady Corp Class A	905	63,929
BrightView Holdings Inc (b)	1,173	15,061
Brink's Co/The	918	79,095
Casella Waste Systems Inc Class A (b)	1,302	145,186
CECO Environmental Corp (b)	589	13,429
Cintas Corp	7,203	1,480,433
Clean Harbors Inc (b)	1,077	212,277
Copart Inc (b)	18,387	1,040,520
CoreCivic Inc (b)	2,280	46,261
Deluxe Corp	927	14,656
Driven Brands Holdings Inc (b)	1,202	20,602
Ennis Inc	527	10,587
Enviri Corp (b)	1,627	10,820
GEO Group Inc/The (b)	2,800	81,788
Healthcare Services Group Inc (b)	1,522	15,342
HNI Corp	977	43,330
Interface Inc	1,213	24,066
Liquidity Services Inc (b)	476	14,761
Matthews International Corp Class A	642	14,278
MillerKnoll Inc	1,411	27,007
Montrose Environmental Group Inc (b)(c)	655	9,340
MSA Safety Inc	826	121,166
OPENLANE Inc (b)	2,194	42,300
Pitney Bowes Inc	3,217	29,114
Pursuit Attractions and Hospitality Inc (b)	436	15,430
Republic Services Inc	4,236	1,025,790
Rollins Inc	5,912	319,425
Steelcase Inc Class A	1,970	21,591
Tetra Tech Inc	5,562	162,689
UniFirst Corp/MA	307	53,418
Veralto Corp	5,192	505,960
Vestis Corp	2,337	23,136
VSE Corp	363	43,556
Waste Management Inc	7,649	1,770,821
		7,637,819
Construction & Engineering - 0.3%
AECOM	2,828	262,240
Ameresco Inc Class A (b)	633	7,647
API Group Corp (b)	5,162	184,593
Arcosa Inc	1,023	78,894
Argan Inc	264	34,629
Bowman Consulting Group Ltd (b)	320	6,986
Comfort Systems USA Inc	749	241,425
Construction Partners Inc Class A (b)	985	70,792
Dycom Industries Inc (b)	610	92,927
EMCOR Group Inc	969	358,172
Everus Construction Group Inc	1,069	39,649
Fluor Corp (b)	3,569	127,842
Granite Construction Inc	900	67,860
Great Lakes Dredge & Dock Corp (b)	1,319	11,475
IES Holdings Inc (b)	177	29,224
Limbach Holdings Inc (b)	205	15,266
MasTec Inc (b)	1,279	149,272
Matrix Service Co (b)	552	6,861
MYR Group Inc (b)	333	37,659
Primoris Services Corp	1,103	63,323
Quanta Services Inc	3,105	789,230
Sterling Infrastructure Inc (b)	640	72,454
Tutor Perini Corp (b)	887	20,561
Valmont Industries Inc	416	118,714
WillScot Holdings Corp	3,853	107,113
		2,994,808
Electrical Equipment - 0.8%
Acuity Inc	652	171,704
Allient Inc	304	6,682
American Superconductor Corp (b)	799	14,494
AMETEK Inc	4,859	836,428
Array Technologies Inc (b)	2,935	14,293
Atkore Inc	738	44,273
Blink Charging Co (b)(c)	1,737	1,594
Bloom Energy Corp Class A (b)(c)	4,170	81,982
ChargePoint Holdings Inc Class A (b)(c)	7,717	4,669
Eaton Corp PLC	8,304	2,257,276
Emerson Electric Co	11,989	1,314,474
Energy Vault Holdings Inc Class A (b)(c)	1,669	1,161
EnerSys	843	77,202
Enovix Corp Class B (b)(c)	3,280	24,075
Eos Energy Enterprises Inc (b)(c)	4,546	17,184
Fluence Energy Inc Class A (b)(c)	1,313	6,368
FuelCell Energy Inc (b)(c)	428	1,965
GE Vernova Inc	5,793	1,768,487
Generac Holdings Inc (b)	1,239	156,919
GrafTech International Ltd (b)	4,181	3,656
Hubbell Inc	1,139	376,906
Hyliion Holdings Corp Class A (b)	2,513	3,518
LSI Industries Inc	543	9,231
Net Power Inc Class A (b)(c)	724	1,904
NEXTracker Inc Class A (b)	2,999	126,378
NuScale Power Corp Class A (b)(c)	1,862	26,366
nVent Electric PLC	3,432	179,905
Plug Power Inc (b)(c)	17,354	23,428
Powell Industries Inc (c)	198	33,725
Preformed Line Products Co	66	9,246
Regal Rexnord Corp	1,383	157,455
Rockwell Automation Inc	2,377	614,169
Sensata Technologies Holding PLC	3,074	74,606
Shoals Technologies Group Inc (b)	3,294	10,936
Stem Inc Class A (b)(c)	2,751	964
Sunrun Inc (b)(c)	4,809	28,181
Thermon Group Holdings Inc (b)	690	19,217
TPI Composites Inc (b)(c)	746	601
Vertiv Holdings Co Class A	7,894	569,947
Vicor Corp (b)	488	22,829
		9,094,398
Ground Transportation - 0.9%
ArcBest Corp	481	33,949
Avis Budget Group Inc (b)(c)	346	26,261
Covenant Logistics Group Inc Class A	312	6,926
CSX Corp	40,483	1,191,415
Ftai Infrastructure Inc	2,334	10,573
Heartland Express Inc	908	8,372
Hertz Global Holdings Inc (b)(c)	2,538	10,000
JB Hunt Transport Services Inc	1,692	250,331
Knight-Swift Transportation Holdings Inc	3,382	147,083
Landstar System Inc	740	111,148
Lyft Inc Class A (b)	7,532	89,405
Marten Transport Ltd	1,221	16,752
Norfolk Southern Corp	4,755	1,126,222
Old Dominion Freight Line Inc	3,957	654,686
Proficient Auto Logistics Inc	310	2,594
RXO Inc (b)(c)	2,958	56,498
Ryder System Inc	879	126,409
Saia Inc (b)	554	193,584
Schneider National Inc Class B	963	22,005
U-Haul Holding Co (b)(c)	250	16,340
U-Haul Holding Co Class N	2,101	124,337
Uber Technologies Inc (b)	44,235	3,222,962
Union Pacific Corp	12,723	3,005,682
Werner Enterprises Inc (c)	1,341	39,291
XPO Inc (b)	2,457	264,324
		10,757,149
Industrial Conglomerates - 0.4%
3M Co	11,428	1,678,316
Honeywell International Inc	13,656	2,891,658
		4,569,974
Machinery - 1.8%
3D Systems Corp (b)	2,837	6,014
AGCO Corp	1,343	124,322
Alamo Group Inc	216	38,493
Albany International Corp Class A	650	44,876
Allison Transmission Holdings Inc	1,842	176,224
Astec Industries Inc	470	16,192
Atmus Filtration Technologies Inc	1,753	64,388
Blue Bird Corp (b)	671	21,720
Caterpillar Inc	10,136	3,342,853
Chart Industries Inc (b)	875	126,315
CNH Industrial NV Class A	18,161	223,017
Columbus McKinnon Corp/NY	596	10,090
Crane Co	1,015	155,478
Cummins Inc	2,878	902,080
Deere & Co	5,343	2,507,737
Desktop Metal Inc (b)(c)	547	2,685
Donaldson Co Inc	2,562	171,808
Douglas Dynamics Inc	461	10,709
Dover Corp	2,859	502,269
Energy Recovery Inc (b)	1,223	19,433
Enerpac Tool Group Corp Class A	1,157	51,903
Enpro Inc	445	71,997
Esab Corp	1,187	138,286
ESCO Technologies Inc	546	86,880
Federal Signal Corp	1,276	93,850
Flowserve Corp	2,735	133,577
Fortive Corp	7,272	532,165
Franklin Electric Co Inc	828	77,733
Gates Industrial Corp PLC (b)	4,760	87,632
Gorman-Rupp Co/The	411	14,426
Graco Inc	3,586	299,467
Graham Corp (b)	218	6,283
Greenbrier Cos Inc/The	650	33,293
Helios Technologies Inc	723	23,201
Hillenbrand Inc	1,427	34,448
Hillman Solutions Corp Class A (b)	4,702	41,331
Hyster-Yale Inc Class A	215	8,931
IDEX Corp	1,601	289,733
Illinois Tool Works Inc	5,599	1,388,608
Ingersoll Rand Inc	8,477	678,414
ITT Inc	1,732	223,705
JBT Marel Corp	666	81,385
Kadant Inc (c)	242	81,532
Kennametal Inc	1,576	33,569
Lincoln Electric Holdings Inc	1,178	222,830
Lindsay Corp	226	28,594
Manitowoc Co Inc/The (b)	699	6,004
Middleby Corp/The (b)	1,122	170,522
Miller Industries Inc/TN	233	9,872
Mueller Industries Inc	2,364	179,995
Mueller Water Products Inc Class A1	3,273	83,200
Nordson Corp	1,163	234,600
Oshkosh Corp	1,364	128,325
Otis Worldwide Corp	8,373	864,094
PACCAR Inc	11,012	1,072,238
Parker-Hannifin Corp	2,699	1,640,587
Pentair PLC	3,467	303,293
Proto Labs Inc (b)	520	18,221
RBC Bearings Inc (b)	663	213,334
REV Group Inc	1,064	33,622
Shyft Group Inc/The	663	5,364
Snap-on Inc	1,101	371,048
SPX Technologies Inc (b)	969	124,788
Standex International Corp	249	40,186
Stanley Black & Decker Inc	3,283	252,397
Symbotic Inc Class A (b)(c)	811	16,390
Tennant CO	378	30,146
Terex Corp	1,415	53,459
Timken Co/The	1,338	96,162
Titan International Inc (b)	1,001	8,398
Toro Co/The	2,144	155,976
Trinity Industries Inc	1,822	51,125
Wabash National Corp	905	10,000
Watts Water Technologies Inc Class A	576	117,458
Westinghouse Air Brake Technologies Corp	3,618	656,124
Worthington Enterprises Inc	647	32,408
Xylem Inc/NY	5,108	610,202
		20,820,014
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	896	11,971
Kirby Corp (b)	1,197	120,909
Matson Inc	697	89,334
Pangaea Logistics Solutions Ltd	641	3,051
		225,265
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	2,643	130,088
Allegiant Travel Co	299	15,443
American Airlines Group Inc (b)	13,664	144,155
Blade Air Mobility Inc (b)	1,385	3,781
Delta Air Lines Inc	13,483	587,859
Frontier Group Holdings Inc (b)(c)	1,593	6,914
JetBlue Airways Corp (b)	6,069	29,253
Joby Aviation Inc Class A (b)(c)	10,150	61,103
SkyWest Inc (b)	886	77,410
Southwest Airlines Co	12,659	425,089
Sun Country Airlines Holdings Inc (b)	814	10,028
United Airlines Holdings Inc (b)	6,914	477,412
		1,968,535
Professional Services - 0.9%
Alight Inc Class A	9,992	59,253
Amentum Holdings Inc	2,537	46,173
Asure Software Inc (b)(c)	562	5,367
Automatic Data Processing Inc	8,513	2,600,977
Barrett Business Services Inc	532	21,892
Booz Allen Hamilton Holding Corp Class A	2,699	282,261
Broadridge Financial Solutions Inc	2,451	594,269
CACI International Inc (b)	466	170,985
Cbiz Inc (b)	1,092	82,839
Clarivate PLC (b)(c)	9,251	36,356
Concentrix Corp (c)	957	53,247
Conduent Inc (b)	2,910	7,857
CRA International Inc	141	24,421
CSG Systems International Inc	566	34,226
Dayforce Inc (b)	3,288	191,789
Dun & Bradstreet Holdings Inc	6,392	57,144
Equifax Inc	2,622	638,614
ExlService Holdings Inc (b)	3,341	157,729
Exponent Inc	1,104	89,490
First Advantage Corp (b)	1,243	17,514
FiscalNote Holdings Inc Class A (b)	1,132	915
Forrester Research Inc (b)	206	1,903
Franklin Covey Co (b)	234	6,463
FTI Consulting Inc (b)	738	121,091
Genpact Ltd	3,373	169,932
Heidrick & Struggles International Inc	432	18,503
Huron Consulting Group Inc (b)	333	47,769
ICF International Inc	398	33,818
Innodata Inc (b)(c)	533	19,135
Insperity Inc	759	67,726
Jacobs Solutions Inc	2,621	316,853
KBR Inc	2,781	138,522
Kelly Services Inc Class A	665	8,758
Kforce Inc	352	17,209
Korn Ferry	1,166	79,090
Legalzoom.com Inc (b)	2,232	19,218
Leidos Holdings Inc	2,813	379,586
ManpowerGroup Inc	960	55,565
Maximus Inc	1,259	85,851
NV5 Global Inc (b)	1,075	20,715
Parsons Corp (b)	962	56,960
Paychex Inc	6,715	1,035,990
Paycom Software Inc	1,012	221,102
Paycor HCM Inc (b)	1,639	36,779
Paylocity Holding Corp (b)	907	169,917
Planet Labs PBC Class A (b)	4,470	15,109
Rcm Technologies Inc (b)(c)	122	1,903
Resources Connection Inc	678	4,434
Robert Half Inc	2,130	116,192
Science Applications International Corp	1,034	116,087
Spire Global Inc Class A (b)(c)	488	3,948
SS&C Technologies Holdings Inc	4,537	378,976
TransUnion	4,147	344,160
TriNet Group Inc	627	49,683
TrueBlue Inc (b)	552	2,931
TTEC Holdings Inc (c)	318	1,046
Upwork Inc (b)	2,567	33,499
Verisk Analytics Inc	2,959	880,658
Verra Mobility Corp Class A (b)	3,443	77,502
		10,327,901
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,186	105,606
Alta Equipment Group Inc Class A (c)	399	1,870
Applied Industrial Technologies Inc	818	184,328
Beacon Roofing Supply Inc (b)	1,287	159,202
BlueLinx Holdings Inc (b)	173	12,972
Boise Cascade Co	809	79,355
Core & Main Inc Class A (b)	4,005	193,482
Custom Truck One Source Inc Class A (b)(c)	1,033	4,359
Distribution Solutions Group Inc (b)	199	5,572
DNOW Inc (b)	2,134	36,449
DXP Enterprises Inc/TX (b)	263	21,634
Fastenal Co	12,041	933,780
Ferguson Enterprises Inc	4,241	679,535
FTAI Aviation Ltd	2,134	236,938
GATX Corp	743	115,366
Global Industrial Co	263	5,891
GMS Inc (b)	906	66,292
H&E Equipment Services Inc	645	61,140
Herc Holdings Inc	594	79,756
Hudson Technologies Inc (b)	705	4,349
Karat Packaging Inc	157	4,172
McGrath RentCorp	520	57,928
Mrc Global Inc (b)	1,706	19,585
MSC Industrial Direct Co Inc Class A	922	71,612
Rush Enterprises Inc Class A	1,400	74,774
SiteOne Landscape Supply Inc (b)(c)	949	115,247
Titan Machinery Inc (b)(c)	451	7,685
Transcat Inc (b)	184	13,699
United Rentals Inc	1,384	867,353
Watsco Inc	737	374,617
Wesco International Inc	929	144,274
WW Grainger Inc	929	917,694
Xometry Inc Class A (b)	891	22,204
		5,678,720
TOTAL INDUSTRIALS		108,024,691

Information Technology - 26.8%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	1,517	13,228
Applied Optoelectronics Inc (b)(c)	878	13,477
Arista Networks Inc	21,710	1,682,091
Aviat Networks Inc (b)	252	4,830
Calix Inc (b)	1,197	42,422
Ciena Corp (b)	3,061	184,976
Cisco Systems Inc	83,581	5,157,784
Clearfield Inc (b)	257	7,638
CommScope Holding Co Inc (b)	4,303	22,849
Comtech Telecommunications Corp (b)	444	709
Digi International Inc (b)	769	21,401
Extreme Networks Inc (b)	2,714	35,906
F5 Inc (b)	1,225	326,181
Harmonic Inc (b)	2,384	22,863
Juniper Networks Inc	6,992	253,040
Lumentum Holdings Inc (b)	1,437	89,583
Motorola Solutions Inc	3,506	1,534,962
Netgear Inc (b)	610	14,921
NetScout Systems Inc (b)	1,456	30,591
Viasat Inc (b)	1,656	17,256
Viavi Solutions Inc (b)	4,784	53,533
		9,530,241
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	792	75,486
Amphenol Corp Class A	25,338	1,661,919
Arlo Technologies Inc (b)	1,991	19,651
Arrow Electronics Inc (b)	1,101	114,317
Avnet Inc	1,831	88,053
Badger Meter Inc	614	116,814
Bel Fuse Inc Class B	206	15,421
Belden Inc	845	84,711
Benchmark Electronics Inc	741	28,180
CDW Corp/DE	2,809	450,170
Cognex Corp	3,576	106,672
Coherent Corp (b)	3,275	212,679
Corning Inc	16,228	742,918
Crane NXT Co (c)	1,014	52,120
CTS Corp	616	25,595
Daktronics Inc (b)	840	10,231
ePlus Inc (b)	565	34,482
Evolv Technologies Holdings Inc Class A (b)	2,149	6,705
FARO Technologies Inc (b)	365	9,965
Insight Enterprises Inc (b)	572	85,794
IPG Photonics Corp (b)	556	35,106
Itron Inc (b)	948	99,312
Jabil Inc	2,382	324,119
Keysight Technologies Inc (b)	3,656	547,559
Kimball Electronics Inc (b)	533	8,768
Knowles Corp (b)	1,799	27,345
Lightwave Logic Inc (b)(c)	2,331	2,388
Littelfuse Inc	522	102,698
Methode Electronics Inc	773	4,932
MicroVision Inc (b)(c)	4,036	5,005
Mirion Technologies Inc Class A (b)	3,859	55,956
Napco Security Technologies Inc	769	17,702
nLight Inc (b)	1,017	7,902
Novanta Inc (b)	756	96,670
OSI Systems Inc (b)	319	61,994
Ouster Inc Class A (b)	901	8,091
PAR Technology Corp (b)(c)	752	46,128
PC Connection Inc	245	15,293
Plexus Corp (b)	560	71,753
Richardson Electronics Ltd/United States	287	3,202
Rogers Corp (b)	374	25,256
Sanmina Corp (b)	1,182	90,045
ScanSource Inc (b)	450	15,305
SmartRent Inc Class A (b)	3,689	4,463
TD SYNNEX Corp	1,609	167,272
Teledyne Technologies Inc (b)	980	487,756
Trimble Inc (b)	5,144	337,704
TTM Technologies Inc (b)	2,075	42,558
Vishay Intertechnology Inc (c)	2,296	36,506
Vishay Precision Group Inc (b)	248	5,974
Vontier Corp	3,142	103,215
Zebra Technologies Corp Class A (b)	1,091	308,273
		7,108,133
IT Services - 1.0%
Akamai Technologies Inc (b)	3,176	255,668
Amdocs Ltd	2,429	222,254
Applied Digital Corp (b)(c)	3,529	19,833
ASGN Inc (b)	905	57,033
BigCommerce Holdings Inc (b)	1,373	7,908
Cloudflare Inc Class A (b)	6,428	724,371
Cognizant Technology Solutions Corp Class A	10,408	796,212
Couchbase Inc (b)	886	13,955
DigitalOcean Holdings Inc (b)	1,325	44,242
DXC Technology Co (b)	3,825	65,216
EPAM Systems Inc (b)	1,200	202,608
Fastly Inc Class A (b)	2,608	16,509
Gartner Inc (b)	1,613	677,041
GoDaddy Inc Class A (b)	2,949	531,233
Grid Dynamics Holdings Inc (b)	1,261	19,735
Hackett Group Inc/The	525	15,341
IBM Corporation	19,417	4,828,231
Kyndryl Holdings Inc (b)	4,831	151,693
MongoDB Inc Class A (b)	1,558	273,273
Okta Inc Class A (b)	3,438	361,746
Rackspace Technology Inc (b)	1,635	2,763
Snowflake Inc Class A (b)	7,048	1,030,136
Twilio Inc Class A (b)	3,228	316,053
Unisys Corp (b)	1,472	6,756
VeriSign Inc (b)	1,744	442,749
		11,082,559
Semiconductors & Semiconductor Equipment - 8.7%
ACM Research Inc Class A (b)	1,012	23,620
Advanced Micro Devices Inc (b)	34,095	3,502,920
Aehr Test Systems (b)(c)	527	3,842
Alpha & Omega Semiconductor Ltd (b)	489	12,157
Ambarella Inc (b)	793	39,912
Amkor Technology Inc	2,343	42,315
Analog Devices Inc	10,428	2,103,015
Applied Materials Inc	17,321	2,513,624
Atomera Inc (b)(c)	611	2,444
Axcelis Technologies Inc (b)	674	33,478
AXT Inc (b)	738	1,040
Broadcom Inc	98,079	16,421,367
CEVA Inc (b)	473	12,114
Cirrus Logic Inc (b)	1,111	110,717
Cohu Inc (b)	953	14,019
Credo Technology Group Holding Ltd (b)	2,969	119,235
Diodes Inc (b)	984	42,479
Enphase Energy Inc (b)	2,815	174,671
Entegris Inc	3,212	280,986
First Solar Inc (b)	2,256	285,226
FormFactor Inc (b)	1,626	46,000
Ichor Holdings Ltd (b)	690	15,601
Impinj Inc (b)	472	42,810
Intel Corp	90,648	2,058,616
inTEST Corp (b)	209	1,460
KLA Corp	2,809	1,909,558
Kopin Corp (b)	3,094	2,884
Lam Research Corp	27,053	1,966,753
Lattice Semiconductor Corp (b)	2,875	150,794
MACOM Technology Solutions Holdings Inc (b)	1,206	121,058
Marvell Technology Inc	18,204	1,120,820
MaxLinear Inc Class A (b)	1,547	16,800
Microchip Technology Inc	11,321	548,050
Micron Technology Inc	23,305	2,024,971
MKS Instruments Inc	1,403	112,450
Monolithic Power Systems Inc	1,026	595,059
Navitas Semiconductor Corp Class A (b)(c)	2,751	5,640
NVE Corp	106	6,756
NVIDIA Corp	515,100	55,826,538
ON Semiconductor Corp (b)	8,996	366,047
Onto Innovation Inc (b)	1,025	124,374
PDF Solutions Inc (b)	645	12,326
Penguin Solutions Inc (b)	1,071	18,603
Photronics Inc (b)	1,579	32,780
Power Integrations Inc	1,173	59,237
Qorvo Inc (b)	1,965	142,286
QUALCOMM Inc	23,325	3,582,953
Rambus Inc (b)	2,219	114,889
Rigetti Computing Inc Class A (b)(c)	3,263	25,843
Semtech Corp (b)	1,757	60,441
Silicon Laboratories Inc (b)	703	79,137
SiTime Corp (b)	397	60,689
SkyWater Technology Inc (b)	501	3,552
Skyworks Solutions Inc	3,319	214,507
SolarEdge Technologies Inc (b)(c)	1,137	18,397
Synaptics Inc (b)	820	52,250
Teradyne Inc	3,441	284,227
Texas Instruments Inc	19,152	3,441,614
Ultra Clean Holdings Inc (b)	937	20,061
Universal Display Corp	924	128,880
Veeco Instruments Inc (b)	1,148	23,052
Wolfspeed Inc (b)(c)	2,706	8,280
		101,186,224
Software - 9.4%
8x8 Inc (b)	2,850	5,700
A10 Networks Inc	1,534	25,066
ACI Worldwide Inc (b)	2,191	119,870
Adeia Inc	2,221	29,362
Adobe Inc (b)	9,246	3,546,118
Agilysys Inc (b)	460	33,368
Alarm.com Holdings Inc (b)	1,044	58,099
Alkami Technology Inc (b)	1,359	35,674
Amplitude Inc Class A (b)	1,787	18,210
ANSYS Inc (b)	1,841	582,787
Appfolio Inc Class A (b)	484	106,432
Appian Corp Class A (b)	875	25,209
AppLovin Corp Class A (b)	4,517	1,196,869
Asana Inc Class A (b)	1,758	25,614
Atlassian Corp Class A (b)	3,395	720,453
Aurora Innovation Inc Class A (b)(c)	21,105	141,931
Autodesk Inc (b)	4,521	1,183,598
AvePoint Inc Class A (b)	2,224	32,115
Bentley Systems Inc Class B	3,215	126,478
BILL Holdings Inc (b)	1,982	90,954
Blackbaud Inc (b)	864	53,611
BlackLine Inc (b)	1,072	51,906
Blend Labs Inc Class A (b)	3,778	12,656
Box Inc Class A (b)	3,004	92,703
Braze Inc Class A (b)	1,315	47,445
C3.ai Inc Class A (b)(c)	2,322	48,878
Cadence Design Systems Inc (b)	5,765	1,466,212
Ccc Intelligent Solutions Holdings Inc Class A (b)	8,810	79,554
Cerence Inc (b)(c)	869	6,865
Cipher Mining Inc (b)(c)	4,564	10,497
Cleanspark Inc (b)(c)	5,234	35,172
Clear Secure Inc Class A	1,923	49,825
Clearwater Analytics Holdings Inc Class A (b)	4,118	110,362
Commvault Systems Inc (b)	911	143,719
Confluent Inc Class A (b)	5,384	126,201
Consensus Cloud Solutions Inc (b)	378	8,724
Crowdstrike Holdings Inc Class A (b)	4,893	1,725,174
CS Disco Inc (b)	470	1,922
Daily Journal Corp (b)	18	7,159
Datadog Inc Class A (b)	6,591	653,893
Digimarc Corp (b)(c)	320	4,102
Digital Turbine Inc (b)	1,716	4,659
Docusign Inc (b)	4,280	348,392
Dolby Laboratories Inc Class A	1,286	103,279
Domo Inc Class B (b)	725	5,626
DoubleVerify Holdings Inc (b)	3,112	41,607
Dropbox Inc Class A (b)	4,648	124,148
Dynatrace Inc (b)	6,313	297,658
E2open Parent Holdings Inc Class A (b)	4,121	8,242
Elastic NV (b)	1,797	160,113
Enfusion Inc Class A (b)	926	10,325
Fair Isaac Corp (b)	512	944,210
Five9 Inc (b)	1,548	42,028
Fortinet Inc (b)	13,366	1,286,611
Freshworks Inc Class A (b)	3,861	54,479
Gen Digital Inc	11,428	303,299
Gitlab Inc Class A (b)	2,473	116,231
Guidewire Software Inc (b)	1,761	329,941
HubSpot Inc (b)	1,088	621,564
I3 Verticals Inc Class A (b)	430	10,608
Informatica Inc Class A (b)	1,716	29,944
Intapp Inc (b)	1,060	61,883
InterDigital Inc (c)	534	110,405
Intuit Inc	5,887	3,614,559
Jamf Holding Corp (b)	1,338	16,257
Klaviyo Inc Class A (b)	1,611	48,749
LiveRamp Holdings Inc (b)	1,349	35,263
Logility Supply Chain Solutions Inc Class A	748	10,666
Manhattan Associates Inc (b)	1,270	219,761
MARA Holdings Inc (b)(c)	6,714	77,211
Meridianlink Inc (b)	520	9,636
Microsoft Corp	156,113	58,603,259
MicroStrategy Inc Class A (b)(c)	4,016	1,157,692
Mitek Systems Inc (b)	955	7,879
N-able Inc/US (b)	1,451	10,288
nCino Inc (b)(c)	1,914	52,578
NCR Voyix Corp (b)	2,953	28,792
NextNav Inc Class A (b)(c)	1,390	16,916
Nutanix Inc Class A (b)	5,267	367,689
Olo Inc Class A (b)	2,248	13,578
ON24 Inc (b)	728	3,786
OneSpan Inc	701	10,690
Onestream Inc Class A (c)	886	18,907
Oracle Corp	33,756	4,719,426
PagerDuty Inc (b)	1,906	34,823
Palantir Technologies Inc Class A (b)	43,050	3,633,420
Palo Alto Networks Inc (b)	13,753	2,346,812
Pegasystems Inc	915	63,611
Porch Group Inc (b)(c)	1,959	14,281
Procore Technologies Inc (b)	2,231	147,291
Progress Software Corp	915	47,132
PROS Holdings Inc (b)	912	17,355
PTC Inc (b)	2,528	391,714
Q2 Holdings Inc (b)	1,267	101,373
Qualys Inc (b)	767	96,588
Rapid7 Inc (b)	1,337	35,444
Rekor Systems Inc (b)(c)	1,418	1,256
RingCentral Inc Class A (b)	1,654	40,953
Riot Platforms Inc (b)(c)	5,898	41,994
Roper Technologies Inc	2,252	1,327,734
Salesforce Inc	20,078	5,388,132
Samsara Inc Class A (b)	4,466	171,182
SEMrush Holdings Inc Class A (b)	685	6,391
SentinelOne Inc Class A (b)	6,083	110,589
Servicenow Inc (b)	4,327	3,444,898
SolarWinds Corp	1,130	20,826
SoundHound AI Inc Class A (b)(c)	7,049	57,238
Sprinklr Inc Class A (b)	2,349	19,614
Sprout Social Inc Class A (b)	1,023	22,496
SPS Commerce Inc (b)	785	104,193
Synopsys Inc (b)	3,231	1,385,614
Telos Corp (b)	1,306	3,108
Tenable Holdings Inc (b)	2,525	88,325
Teradata Corp (b)	2,026	45,544
Terawulf Inc (b)(c)	6,221	16,983
Tyler Technologies Inc (b)	904	525,577
UiPath Inc Class A (b)	8,965	92,340
Unity Software Inc (b)(c)	6,141	120,302
Varonis Systems Inc (b)	2,360	95,462
Verint Systems Inc (b)	1,289	23,009
Veritone Inc (b)(c)	797	1,853
Vertex Inc Class A (b)	1,067	37,356
Weave Communications Inc (b)	776	8,606
Workday Inc Class A (b)	4,482	1,046,681
Workiva Inc Class A (b)	1,079	81,907
Xperi Inc (b)	925	7,141
Yext Inc (b)	2,187	13,472
Zeta Global Holdings Corp Class A (b)	4,563	61,874
Zoom Communications Inc Class A (b)	5,527	407,727
Zscaler Inc (b)	2,000	396,840
		109,046,382
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	317,398	70,503,618
Corsair Gaming Inc (b)	992	8,789
Dell Technologies Inc Class C	6,471	589,832
Diebold Nixdorf Inc (b)	760	33,227
Eastman Kodak Co (b)(c)	1,568	9,910
Hewlett Packard Enterprise Co	27,346	421,949
HP Inc	20,286	561,719
Immersion Corp (c)	547	4,146
IonQ Inc (b)(c)	4,093	90,333
NetApp Inc	4,314	378,942
Pure Storage Inc Class A (b)	6,564	290,588
Sandisk Corp/DE	2,433	115,835
Seagate Technology Holdings PLC	4,464	379,217
Super Micro Computer Inc (b)(c)	10,592	362,670
Turtle Beach Corp (b)	352	5,023
Western Digital Corp (b)	7,300	295,139
Xerox Holdings Corp (c)	2,321	11,210
		74,062,147
TOTAL INFORMATION TECHNOLOGY		312,015,686

Materials - 2.2%
Chemicals - 1.4%
AdvanSix Inc	559	12,661
Air Products and Chemicals Inc	4,668	1,376,687
Albemarle Corp	2,449	176,377
Alto Ingredients Inc (b)	1,041	1,187
American Vanguard Corp	468	2,059
Ashland Inc	1,037	61,484
Aspen Aerogels Inc (b)	1,384	8,844
Avient Corp	1,936	71,942
Axalta Coating Systems Ltd (b)	4,554	151,056
Balchem Corp	671	111,386
Cabot Corp	1,148	95,445
Celanese Corp	2,281	129,492
CF Industries Holdings Inc	3,679	287,514
Chemours Co/The	3,158	42,728
Core Molding Technologies Inc (b)	142	2,158
Corteva Inc	14,468	910,471
Danimer Scientific Inc warrants 7/15/2025 (b)	461	0
Dow Inc	14,855	518,737
DuPont de Nemours Inc	8,800	657,184
Eastman Chemical Co	2,417	212,962
Ecolab Inc	5,289	1,340,867
Ecovyst Inc (b)(c)	2,138	13,256
Element Solutions Inc	4,641	104,933
FMC Corp	2,607	109,989
Ginkgo Bioworks Holdings Inc Class A (b)(c)	745	4,247
Hawkins Inc	405	42,898
HB Fuller Co	1,170	65,660
Huntsman Corp	3,371	53,228
Ingevity Corp (b)	751	29,732
Innospec Inc	528	50,028
International Flavors & Fragrances Inc	5,370	416,766
Intrepid Potash Inc (b)	187	5,496
Koppers Holdings Inc	410	11,480
Kronos Worldwide Inc	459	3,433
Linde PLC	9,991	4,652,209
LSB Industries Inc (b)(c)	1,103	7,269
LyondellBasell Industries NV Class A1	5,520	388,608
Mativ Holdings Inc	1,070	6,666
Minerals Technologies Inc	653	41,511
Mosaic Co/The	6,623	178,887
NewMarket Corp	162	91,765
Olin Corp	2,389	57,909
Origin Materials Inc Class A (b)(c)	2,094	1,390
Perimeter Solutions Inc	2,849	28,689
PPG Industries Inc	4,904	536,252
PureCycle Technologies Inc (b)(c)	2,952	20,428
Quaker Chemical Corp	282	34,858
Rayonier Advanced Materials Inc (b)	1,340	7,705
RPM International Inc	2,716	314,187
Scotts Miracle-Gro Co/The	898	49,291
Sensient Technologies Corp	875	65,126
Sherwin-Williams Co/The	4,868	1,699,857
Stepan Co	424	23,337
Trinseo PLC	793	2,918
Tronox Holdings PLC	2,340	16,474
Westlake Corp	701	70,121
		15,377,844
Construction Materials - 0.1%
Eagle Materials Inc	698	154,907
Knife River Corp (b)	1,185	106,899
Martin Marietta Materials Inc	1,287	615,353
United States Lime & Minerals Inc	214	18,913
Vulcan Materials Co	2,779	648,341
		1,544,413
Containers & Packaging - 0.3%
Amcor PLC (c)	30,065	291,631
AptarGroup Inc	1,416	210,106
Ardagh Metal Packaging SA (c)	3,041	9,184
Avery Dennison Corp	1,706	303,617
Ball Corp	6,316	328,874
Berry Global Group Inc	2,383	166,357
Crown Holdings Inc	2,511	224,132
Graphic Packaging Holding CO	6,249	162,224
Greif Inc Class A	539	29,640
International Paper Co	7,305	389,722
Myers Industries Inc	721	8,601
O-I Glass Inc (b)	3,108	35,649
Packaging Corp of America	1,869	370,099
Pactiv Evergreen Inc	815	14,678
Ranpak Holdings Corp Class A (b)	939	5,088
Sealed Air Corp	3,055	88,290
Silgan Holdings Inc	1,701	86,955
Smurfit WestRock PLC	10,367	467,137
Sonoco Products Co	2,029	95,850
TriMas Corp	806	18,885
		3,306,719
Metals & Mining - 0.4%
Alcoa Corp	5,381	164,121
Alpha Metallurgical Resources Inc (b)	222	27,806
ATI Inc (b)	2,964	154,217
Carpenter Technology Corp	1,034	187,340
Century Aluminum Co (b)	1,052	19,525
Cleveland-Cliffs Inc (b)	10,405	85,529
Coeur Mining Inc (b)	8,107	47,993
Commercial Metals Co	2,392	110,056
Compass Minerals International Inc (c)	746	6,930
Freeport-McMoRan Inc	30,240	1,144,886
Hecla Mining Co	12,876	71,591
Kaiser Aluminum Corp	333	20,186
Materion Corp	478	39,005
Metallus Inc (b)	737	9,846
MP Materials Corp (b)(c)	2,481	60,561
Newmont Corp	23,945	1,156,066
Nucor Corp	4,949	595,563
Olympic Steel Inc	224	7,060
Piedmont Lithium Inc (b)(c)	326	2,054
Radius Recycling Inc Class A	538	15,537
Ramaco Resources Inc Class A (c)	522	4,296
Ramaco Resources Inc Class B	8	56
Reliance Inc	1,148	331,485
Royal Gold Inc	1,374	224,663
Ryerson Holding Corp (c)	543	12,467
Steel Dynamics Inc	2,993	374,364
SunCoke Energy Inc	1,673	15,392
United States Steel Corp (c)	4,690	198,199
Warrior Met Coal Inc	1,108	52,874
Worthington Steel Inc	734	18,592
		5,158,260
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	326	8,271
Louisiana-Pacific Corp	1,307	120,218
Sylvamo Corp	701	47,016
		175,505
TOTAL MATERIALS		25,562,741

Real Estate - 2.6%
Diversified REITs - 0.1%
Alexander & Baldwin Inc	1,487	25,621
American Assets Trust Inc	1,010	20,341
Armada Hoffler Properties Inc Class A	1,671	12,549
Broadstone Net Lease Inc Class A	4,030	68,671
CTO Realty Growth Inc	542	10,466
Empire State Realty Trust Inc Class A	2,845	22,248
Essential Properties Realty Trust Inc	3,665	119,626
Gladstone Commercial Corp	890	13,332
Global Net Lease Inc	3,998	32,144
One Liberty Properties Inc	348	9,142
WP Carey Inc	4,670	294,724
		628,864
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	3,316	306,763
CareTrust REIT Inc	3,928	112,262
Community Healthcare Trust Inc	544	9,879
Diversified Healthcare Trust	4,369	10,486
Global Medical REIT Inc	1,263	11,051
Healthcare Realty Trust Inc	7,481	126,429
Healthpeak Properties Inc	14,869	300,651
LTC Properties Inc	935	33,146
Medical Properties Trust Inc (c)	12,375	74,621
National Health Investors Inc	934	68,985
Omega Healthcare Investors Inc	5,618	213,933
Sabra Health Care REIT Inc	5,229	91,351
Universal Health Realty Income Trust	274	11,223
Ventas Inc	8,838	607,701
Welltower Inc	12,419	1,902,716
		3,881,197
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	4,714	60,858
Chatham Lodging Trust	1,072	7,642
DiamondRock Hospitality Co	4,254	32,841
Host Hotels & Resorts Inc	14,839	210,862
Park Hotels & Resorts Inc	4,229	45,166
Pebblebrook Hotel Trust	2,513	25,457
RLJ Lodging Trust (c)	3,116	24,585
Ryman Hospitality Properties Inc	1,257	114,940
Service Properties Trust	3,197	8,344
Summit Hotel Properties Inc	2,253	12,189
Sunstone Hotel Investors Inc	4,311	40,567
Xenia Hotels & Resorts Inc	2,085	24,520
		607,971
Industrial REITs - 0.3%
Americold Realty Trust Inc	5,509	118,223
EastGroup Properties Inc	1,032	181,787
First Industrial Realty Trust Inc	2,911	157,078
Industrial Logistics Properties Trust	1,284	4,416
Lineage Inc (c)	1,253	73,463
LXP Industrial Trust	6,010	51,987
Plymouth Industrial REIT Inc	816	13,301
Prologis Inc	19,473	2,176,887
Rexford Industrial Realty Inc	4,640	181,656
STAG Industrial Inc Class A	3,852	139,134
Terreno Realty Corp	2,082	131,624
		3,229,556
Office REITs - 0.1%
Brandywine Realty Trust	3,510	15,655
BXP Inc	3,039	204,190
City Office Reit Inc	901	4,676
COPT Defense Properties	2,373	64,712
Cousins Properties Inc	3,524	103,958
Douglas Emmett Inc (c)	3,863	61,808
Easterly Government Properties Inc	2,084	22,090
Equity Commonwealth	2,196	3,536
Highwoods Properties Inc	2,242	66,453
Hudson Pacific Properties Inc	2,798	8,254
JBG SMITH Properties	1,767	28,466
Kilroy Realty Corp	2,197	71,974
NET Lease Office Properties (b)	306	9,602
Office Properties Income Trust	771	352
Orion Properties Inc	1,152	2,465
Paramount Group Inc	3,679	15,820
Peakstone Realty Trust (c)	796	10,030
Piedmont Office Realty Trust Inc Class A1	2,493	18,373
Postal Realty Trust Inc Class A	523	7,468
SL Green Realty Corp	1,487	85,800
Vornado Realty Trust	3,469	128,318
		934,000
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	1,864	6,207
CBRE Group Inc Class A (b)	6,340	829,145
Compass Inc Class A (b)	8,587	74,965
CoStar Group Inc (b)	8,673	687,162
Cushman & Wakefield PLC (b)	4,743	48,473
Douglas Elliman Inc (b)	1,663	2,860
eXp World Holdings Inc (c)	1,669	16,323
Forestar Group Inc (b)	383	8,097
Howard Hughes Holdings Inc (b)	649	48,078
Jones Lang LaSalle Inc (b)	1,012	250,885
Kennedy-Wilson Holdings Inc	2,411	20,927
Marcus & Millichap Inc	500	17,225
Newmark Group Inc Class A	2,831	34,453
Opendoor Technologies Inc Class A (b)	12,757	13,012
RE/MAX Holdings Inc Class A (b)	418	3,499
Redfin Corp (b)	2,615	24,084
RMR Group Inc/The Class A	329	5,478
Seaport Entertainment Group Inc	173	3,714
Seritage Growth Properties Class A (b)(c)	736	2,377
St Joe Co/The	780	36,621
Zillow Group Inc Class A (b)	1,381	92,334
Zillow Group Inc Class C (b)	2,991	205,063
		2,430,982
Residential REITs - 0.3%
American Homes 4 Rent Class A	6,741	254,877
Apartment Investment and Management Co Class A	2,655	23,363
AvalonBay Communities Inc	2,975	638,495
Camden Property Trust	2,223	271,873
Centerspace	348	22,532
Elme Communities	1,864	32,434
Equity LifeStyle Properties Inc	4,053	270,335
Equity Residential	7,189	514,589
Essex Property Trust Inc	1,354	415,096
Independence Realty Trust Inc	4,751	100,864
Invitation Homes Inc	12,005	418,374
Mid-America Apartment Communities Inc	2,458	411,912
NexPoint Residential Trust Inc	456	18,025
Sun Communities Inc	2,532	325,716
UDR Inc	6,262	282,855
UMH Properties Inc	1,515	28,331
Veris Residential Inc	1,642	27,783
		4,057,454
Retail REITs - 0.3%
Acadia Realty Trust	2,573	53,904
Agree Realty Corp	2,151	166,036
Alexander's Inc	42	8,785
Brixmor Property Group Inc	6,293	167,079
CBL & Associates Properties Inc	298	7,920
Curbline Properties Corp	1,930	46,687
Federal Realty Investment Trust	1,596	156,121
Getty Realty Corp	1,024	31,928
InvenTrust Properties Corp	1,607	47,198
Kimco Realty Corp	14,262	302,925
Kite Realty Group Trust	4,621	103,372
Macerich Co/The	5,177	88,889
NETSTREIT Corp (c)	1,713	27,151
NNN REIT Inc	3,921	167,231
Phillips Edison & Co Inc	2,542	92,758
Realty Income Corp	18,324	1,062,975
Regency Centers Corp	3,462	255,357
Saul Centers Inc	269	9,703
Simon Property Group Inc	6,430	1,067,894
SITE Centers Corp	1,007	12,930
Tanger Inc	2,352	79,474
Urban Edge Properties	2,592	49,248
Whitestone REIT	986	14,366
		4,019,931
Specialized REITs - 0.9%
American Tower Corp	9,820	2,136,832
Crown Castle Inc	9,148	953,496
CubeSmart	4,749	202,830
Digital Realty Trust Inc	6,549	938,406
EPR Properties	1,598	84,071
Equinix Inc	2,025	1,651,084
Extra Space Storage Inc	4,458	661,968
Farmland Partners Inc	919	10,247
Four Corners Property Trust Inc	2,286	65,608
Gaming and Leisure Properties Inc	5,801	295,271
Gladstone Land Corp	749	7,879
Iron Mountain Inc	6,181	531,813
Lamar Advertising Co Class A	1,858	211,403
Millrose Properties Inc Class A	2,592	68,714
National Storage Affiliates Trust	1,514	59,652
Outfront Media Inc	2,776	44,805
PotlatchDeltic Corp	1,649	74,403
Public Storage Operating Co	3,311	990,949
Rayonier Inc	2,998	83,584
Safehold Inc (c)	932	17,447
SBA Communications Corp Class A	2,272	499,863
Uniti Group Inc	5,074	25,573
VICI Properties Inc	22,129	721,848
Weyerhaeuser Co	15,439	452,054
		10,789,800
TOTAL REAL ESTATE		30,579,755

Utilities - 2.4%
Electric Utilities - 1.5%
ALLETE Inc	1,214	79,760
Alliant Energy Corp	5,420	348,777
American Electric Power Co Inc	11,175	1,221,092
Constellation Energy Corp	6,571	1,324,911
Duke Energy Corp	16,189	1,974,572
Edison International	8,180	481,966
Entergy Corp	8,998	769,239
Evergy Inc	4,743	327,030
Eversource Energy	7,752	481,477
Exelon Corp	21,111	972,795
FirstEnergy Corp	10,737	433,990
Genie Energy Ltd Class B	402	6,050
Hawaiian Electric Industries Inc (b)(c)	3,546	38,829
IDACORP Inc	1,142	132,723
MGE Energy Inc	769	71,486
NextEra Energy Inc	43,188	3,061,598
NRG Energy Inc	4,277	408,282
OGE Energy Corp	4,181	192,159
Otter Tail Corp	885	71,127
PG&E Corp	46,078	791,620
Pinnacle West Capital Corp	2,367	225,457
Portland General Electric Co	2,174	96,960
PPL Corp	15,466	558,477
Southern Co/The	22,992	2,114,114
TXNM Energy Inc	1,859	99,419
Xcel Energy Inc	12,044	852,595
		17,136,505
Gas Utilities - 0.1%
Atmos Energy Corp	3,250	502,385
Chesapeake Utilities Corp	468	60,105
MDU Resources Group Inc	4,212	71,225
National Fuel Gas Co	1,897	150,223
New Jersey Resources Corp	2,077	101,898
Northwest Natural Holding Co	887	37,893
ONE Gas Inc	1,192	90,103
Southwest Gas Holdings Inc	1,325	95,135
Spire Inc	1,280	100,160
UGI Corp	4,473	147,922
		1,357,049
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	14,888	184,909
Altus Power Inc Class A (b)	1,046	5,178
Clearway Energy Inc Class A	756	21,516
Clearway Energy Inc Class C	1,659	50,218
Montauk Renewables Inc (b)	1,158	2,420
Ormat Technologies Inc	1,317	93,204
Sunnova Energy International Inc (b)(c)	2,137	795
Vistra Corp	7,151	839,813
		1,198,053
Multi-Utilities - 0.6%
Ameren Corp	5,600	562,240
Avista Corp	1,633	68,374
Black Hills Corp	1,481	89,823
CenterPoint Energy Inc	13,704	496,496
CMS Energy Corp	6,264	470,489
Consolidated Edison Inc	7,290	806,201
Dominion Energy Inc	17,664	990,420
DTE Energy Co	4,351	601,613
NiSource Inc	9,796	392,722
Northwestern Energy Group Inc	1,324	76,620
Public Service Enterprise Group Inc	10,448	859,870
Sempra	13,321	950,587
Unitil Corp	342	19,729
WEC Energy Group Inc	6,636	723,191
		7,108,375
Water Utilities - 0.1%
American States Water Co	779	61,292
American Water Works Co Inc	4,084	602,472
Artesian Resources Corp Class A	197	6,432
California Water Service Group	1,224	59,315
Consolidated Water Co Ltd	320	7,837
Essential Utilities Inc	5,272	208,402
Middlesex Water Co	371	23,781
SJW Group	683	37,353
York Water Co/The	281	9,745
		1,016,629
TOTAL UTILITIES		27,816,611

TOTAL UNITED STATES		1,121,901,711
TOTAL COMMON STOCKS (Cost $814,153,615)		1,130,695,938

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $1,134,261)	4.25	1,142,000	1,134,204

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	29,682,604	29,688,541
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	9,724,166	9,725,138
TOTAL MONEY MARKET FUNDS (Cost $39,413,679)			39,413,679

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $854,701,555)	1,171,243,821
NET OTHER ASSETS (LIABILITIES) - (0.6)% (g)	(6,706,953)
NET ASSETS - 100.0%	1,164,536,868

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	35	Jun 2025	3,547,425	(69,064)	(69,064)
CME E-Mini S&P 500 Index Contracts (United States)	97	Jun 2025	27,418,263	(195,098)	(195,098)
CME S&P 400 Midcap Index Contracts (United States)	5	Jun 2025	1,469,300	(13,437)	(13,437)

TOTAL FUTURES CONTRACTS					(277,599)
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $174 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,838 or 0.0% of net assets.

(g)	Includes $686,449 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,134,204.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $1,552,015.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,797,261	63,436,917	57,545,637	267,412	-	-	29,688,541	29,682,604	0.1%
Fidelity Securities Lending Cash Central Fund	10,316,295	11,120,337	11,711,494	16,743	-	-	9,725,138	9,724,166	0.0%
Total	34,113,556	74,557,254	69,257,131	284,155	-	-	39,413,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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